N-2 - USD ($)		Jan. 07, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001875084
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		PGIM PRIVATE REAL ESTATE FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class I Shares	Class D Shares	Class S Shares	Class T Shares
Stockholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price) (1)	None	None	None	3.5%
Repurchase Fee (on shares purchased and held for less than twelve months) (as a percentage of amount repurchased, if applicable) (2)	2.0%	2.0%	2.0%	2.0%
(1)
Prudential Investment Management Services LLC (the
“
Distributor
”
) is the principal underwriter and distributor of the Common Shares and serves in that capacity on a
“
best
efforts
”
basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to Class T Shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class T Shares are subject to a sales load of up to 3.5% of the total offering price (including sales load). Class I Shares, Class D Shares and Class S Shares are each not subject to a sales load; however, investors could be required to pay brokerage commissions on purchases and sales of such shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of Common Shares. See
“
Purchase of Shares — Sales Loads.
”
(2)
A 2.0% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s shares by the Fund at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares (on a
“
first in-first out
”
basis). An early repurchase fee payable by a shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any shareholder.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Shares)
Management Fee (3)	1.00%	1.00%	1.00%	1.00%
Incentive Fee (4)	—%	—%	—%	—%
Servicing Fee (5)	None	0.25%	0.25%	0.25%
Distribution Fee (6)	None	None	0.60%	0.60%
Interest Payments on Borrowed Funds (7)	0.27%	0.27%	0.27%	0.27%
Property Level Expenses (8)	None	None	None	None
Other Expenses (9)	1.02%	174.88%	177.14%	177.14%
Total Annual Fund Operating Expenses	2.29%	176.40%	179.26%	179.26%
Fees Waived and/or Expenses Reimbursed (10)	(0.52)%	(174.38)%	(176.64)%	(176.64)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.77%	2.02%	2.62%	2.62%
(3)
Pursuant to an investment management agreement, the Manager receives a Management Fee, payable monthly in arrears at an annual rate of 1.00% of the average daily value of the Fund’s net assets.
(4)
Pursuant to an investment management agreement, the Manager will receive an incentive fee calculated and payable quarterly in arrears in an amount equal to 10% of the
Fund’s Portfolio Operating Income for the immediately preceding quarter. No incentive fee on Portfolio Operating Income will be payable in any calendar quarter in which the Fund did not achieve a 5% Total Return over the trailing 12-month period. Actual Portfolio Operating Income may be higher or lower. As the Fund cannot predict whether it will meet the necessary performance target, no Incentive Fee is assumed for this chart. The Fund expects the Incentive Fee it pays to increase to the extent the Fund earns greater income through its investments. The Manager has contractually agreed to waive any incentive fee it was entitled to receive through the Waiver Period. If such fee waiver were not in place during the year ended December 31, 2024, the Manager would have received an incentive fee of 0.45%. See
“
Management and Advisory Arrangements
”
for more information
concerning the Incentive Fee.
(5)
The Fund pays the Distributor a Servicing Fee pursuant to its 12b-1 Plan that is payable monthly and accrued daily at an annualized rate of 0.25% of the net assets of the Fund attributable to Class S Shares, Class T Shares and Class D Shares. The Servicing Fee is for personal services provided to shareholders and/or the maintenance of shareholder accounts and to reimburse the Distributor for related expenses incurred. The Distributor generally will pay (or
“
reallow
”
) all or a portion of the Servicing Fee to the Selling Agents that sell Class S Shares, Class T Shares and Class D Shares. The Servicing Fee is governed by the Fund’s Distribution and Service Plan.
(6)
The Fund also pays the Distributor a Distribution Fee pursuant to its 12b-1 Plan that is payable monthly and accrued daily at an annualized rate of 0.60% of the net assets of the
Fund attributable to Class S Shares and Class T Shares. The Distribution Fee is for the sale and marketing of the Class S Shares and Class T Shares and to reimburse the
Distributor for related expenses incurred. All or a portion of the Distribution Fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services that are not required to be paid pursuant to a service fee under Financial Industry Regulatory Authority (
“
FINRA
”
) rules. The Distributor generally will pay all or a portion of the Distribution Fee to the Selling Agents that sell Class S and Class T Shares. Payment of the Dis tribu
tion Fee is governed by the Fund’s Distribution and Service Plan.
(7)
The table assumes the Fund (including by the Fund’s consolidated subsidiaries) does not use entity-level leverage. To the extent the Fund does use such leverage, the Fund would bear interest and other costs associated with leverage (the figure in the table does include expenses associated with the Fund’s credit facility, such as the amortization of costs obtaining borrowings and unused commitment fees). In addition, the Fund expects that its unconsolidated operating entities will use borrowings, the costs of which will be indirectly borne by the Fund’s shareholders. See
“
Leverage.
”
(8)
Represents estimated fees and expenses related to property management, including real estate/property taxes, disposition expenses, any other expenses related to investments in real property by the Fund’s consolidated subsidiaries, if applicable. In addition, the Fund expects that its unc onsol
idated operating entities will incur property management,
disposition and other expenses related to investments in real property, the costs of which will be indirectly borne by the Fund’s shareholders. The Fund’s real estate operating subsidiaries expect in the future to hire affiliated loan servicing managers (who could also be joint venture partners for an investment) at prevailing market rates to perform management and specialized services for the Fund’s loan investments.
(9)
“
Other Expenses
”
are estimated based on average Fund net assets of approximately $139 million and anticipated expenses for the current fiscal year.
“
Other Expenses
”
include
professional fees and other expenses, including, without limitation, preferred shares dividends, filing fees, printing fees, administration fees, custody fees, director fees and insurance costs.
(10)
Pursuant to an Expense Limitation and Reimbursement Agreement, the Manager has contractually agreed to waive its fees and/or reimburse expenses of the Fund through August
15, 2028 (the
“
ELRA Period
”
) so that the Fund’s Specified Expenses will not exceed 0.50% of net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Manager, but only if and to the extent that Specified Expenses are less than 0.50% of net assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within three years after the date the Manager waived or reimbursed such fees or expenses. This arrangement cannot be terminated without the consent of the Fund’s
Board prior to the end of the ELRA Period.
“
Specified Expenses
”
is defined to include all expenses incurred in the business of the Fund, including organizational and offering costs
(other than Initial Organization and Offering Costs, which will be paid directly by PGIM Investments and its affiliates), with the exception of (i) the Management Fee, (ii) the
Incentive Fee, (iii) the Servicing Fee, (iv) the Distribution Fee, (v) property level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (as determined in the sole discretion of the Manager).

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]		The purpose of the following table is to help you understand all fees and expenses common shareholders would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Transaction Fees, Note [Text Block]
A 2.0% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s shares by the Fund at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares (on a
“
first in-first out
”
basis). An early repurchase fee payable by a shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any shareholder.

Other Expenses, Note [Text Block]
“
Other Expenses
”
are estimated based on average Fund net assets of approximately $139 million and anticipated expenses for the current fiscal year.
“
Other Expenses
”
include
professional fees and other expenses, including, without limitation, preferred shares dividends, filing fees, printing fees, administration fees, custody fees, director fees and insurance costs.

Management Fee not based on Net Assets, Note [Text Block]		Pursuant to an investment management agreement, the Manager receives a Management Fee, payable monthly in arrears at an annual rate of 1.00% of the average daily value of the Fund’s net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES AND STRATEGIES
Investment Objectives
The Fund’s investment objectives are to provide current income and long-term capital appreciation. There can be no assurance that the
Fund will achieve its investment objectives. The Fund’s investment objectives are not fundamental and may be changed by the Fund’s
Board without Fund shareholder approval.
Market Opportunity
Private real estate can provide investors with access to diversified, stable income streams and long-term growth potential throughout market cycles. PGIM Real Estate has a long track record of delivering income and growth to institutional investors by focusing on key structural drivers that impact asset sectors, and by identifying markets with attractive fundamentals that drive growth. The Subadviser expects that changing demographics, population growth and migration, shifting consumer behavior and technology advancements will benefit equity and debt investments within housing, logistics, and dominant retail, with certain high growth markets benefitting disproportionately. More tactical strategies, like self-storage, hotel, net lease, high yield debt, and other niche strategies may provide cyclical opportunities to capture value through pricing dislocation. Over the medium term, the Subadviser believes that more tactical strategies may offer attractive relative yields and potential inflationary pressures may help drive strong real estate returns.
Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of its borrowings for investment purposes, if any) in private real estate, including property, equity investments in real estate or real estate related companies and debt investments backed by real estate or real estate related companies acquired from private issuers or in private transactions. In addition, the Fund invests in traded real estate-related securities such as commercial and residential mortgage-backed securities, equity or debt securities issued by REITs or real estate-related investment companies, as well as ETFs, other pooled investment vehicles, derivatives and other instruments that provide exposure to real estate or other asset classes for investment and/or cash management purposes. The
Fund’s derivatives investments may include options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes. For purposes of the 80% policy, the Fund’s derivative investments will be valued based on their market value. The Fund will not invest more than 15% of its assets in private funds that rely on Section 3(c)(1) or 3(c)(7) of the Investment Company Act.
The portfolio’s opportunity set is generally expected to be broadly diversified by property type and geography with a focus on
U.S. markets, but with the potential to include non-U.S. markets where PGIM Real Estate has expertise. The Fund generally seeks to target property investments that PGIM Real Estate believes may benefit from long-term structural changes driven by demographics and technological shifts. Investments are generally expected to be in stabilized and income producing properties through which the Fund seeks to provide investors with consistent and reliable current income and the potential for capital appreciation through active asset management and research-led investing.
This private real estate portfolio is generally expected to be weighted to investments in property sectors that PGIM Real Estate considers primary, including housing, logistics, and retail, targeting investments that PGIM Real Estate believes can benefit from long-term structural changes driven by demographics and technological shifts. PGIM Real Estate also employs strategies that seek to capture value through cyclical opportunities and pricing dislocations in niche property sectors such as self-storage, hotels, data centers, net lease
(meaning for these purposes properties leased to long-term tenants where the tenants have agreed to pay substantially all expenses related to the property, including taxes, insurance and maintenance), and others. Many of these property investments are expected to be structured through privately-owned operating entities that own and operate whole or partial interests in real properties. In addition to equity investments in these sectors, the Fund’s private real estate investments may also include mortgage debt, mezzanine debt, and preferred equity or common equity issued by or in connection with real estate related operators or investments companies.
The Fund’s partial interest investments will generally be structured as joint ventures or co-investment arrangements with third parties and/or affiliates of the Manager and Subadviser. In these joint ventures, the Fund would generally share control with the third-party partner but may in some cases have minority control of an investment, and in many cases the third-party partner may provide operating services for the property. In some cases, the Fund may share control with a third-party partner even though the Fund holds a majority of the economic interests of the joint venture.
The Fund is expected, subject to any limitations and requirements relating to the Fund’s intention to continue to qualify as a REIT, to hold up to 20% of its investments in securities, cash, cash equivalents and other short-term investments, including, without limitation, traded real estate-related securities such as commercial and residential mortgage-backed securities and equity or debt securities issued by REITs or real estate-related investment companies, affiliated or unaffiliated ETFs, other pooled investment vehicles, derivatives and other instruments that provide exposure to real estate or other asset classes for investment and/or cash management purposes. The
Fund may invest in securities of any credit quality, maturity and duration. In addition, the Fund may seek to make opportunistic purchases of securities and other real estate-related short-term investments for investment purposes. Accordingly, at times the Fund’s investments in securities, including preferred equity in private real estate, traded real estate-related securities, minority investments in real estate owning vehicles, derivatives and other securities, may exceed 40% of the Fund’s assets.
The Fund has obtained exemptive relief from the SEC that will permit it to, among other things, co-invest with certain other persons, including certain affiliates of the Manager or Subadviser and certain public or private funds managed by the Manager or Subadviser and their affiliates, subject to certain terms and conditions.
Investment Process
The Subadviser utilizes its scale and on-the-ground experience to identify high quality real estate assets that it expects to benefit over the long term from structural shifts led by demographics, technology, consumer behavior and other fundamental factors. Investment themes and high conviction strategies are developed collaboratively in a top down/bottom up process that involves the Fund’s portfolio management team and PGIM Real Estate’s investment research, transactions and asset management teams.
Portfolio Management
The portfolio management team is responsible for all stages of a Fund’s strategy development, portfolio construction and execution. It works closely with PGIM Real Estate’s investment research group, its regionally focused Transactions Team, its sector-aligned asset management group and its extensive network of local and national operating partners to formulate its investment strategy and to source new investments. PGIM Real Estate’s broad platform combines strong research capabilities with significant local knowledge and relationships, which the portfolio manager believes is key to identifying, underwriting and exploiting the best market opportunities, often on a less competitive off-market basis.
Investment Research
Investment research develops the firm’s outlook in connection with senior leaders of PGIM Real Estate with respect to general economic conditions as well as specific property type and geographic exposures, acquisitions and dispositions, debt and other risk factors and the projected sources and uses of capital. Given this set of assumptions, Investment research and the Fund’s portfolio management team develop a plan to position the portfolio to maximize performance in the expected environment. Further, the Subadviser’s investment research team works closely with the portfolio management team in an ongoing and cooperative fashion, developing portfolio strategy, investment underwriting, sector and market targets, real estate cycle and market analysis, all in support of the Fund’s investment program. This information helps the portfolio management team seek to reduce the portfolio risk through effective diversification and enhance portfolio returns through tactical sector weightings and shifts, market targeting, property selection and pricing. Finally,
Investment Research also provides input into specific investment decisions and hold/ sell analysis. As an example, for each potential investment identified by transactions, investment research analyzes market and sub-market economic and demographic trends, as well as demand, supply, absorption, and capture models to forecast rental, vacancy and lease-up rates.
Transactions
The Subadviser’s acquisitions professionals are staffed across the country near major markets and possess in-depth knowledge of their assigned geographic territory. Each of the professionals is responsible for developing an extensive network of relationships with the key owners, brokers and developers who operate in their markets. The acquisition professionals have worked in their regions for an average of 10 to 15 years and have negotiated and closed the purchase of multiple types of properties including office, multifamily, industrial, retail and alternatives sectors.
Within the U.S., the Subadviser completed $20.5 billion* in transactions in 2024, including $5.7 billion in real estate equity investments and dispositions, in addition to $14.8 billion* in real estate financing.
The process of identifying potential acquisitions begins with a clear understanding of the investment needs of the Fund, which is aided by investment activity that the transactions team members are witnessing in specific markets. On a formal basis twice a year, and continually on an informal basis, the Head of the transactions team meets with the portfolio management team to discuss and document the portfolio’s investment needs. The needs are communicated to the field staff, detailing preferences for property type, location, risk/reward expectations, deal size and structure. The acquisition professionals then compare the needs with the investment opportunities available based on their knowledge of the markets.
Asset Management
The Fund’s portfolio management team works closely with and directs the asset management team in order to maximize each asset’s contribution to the Fund’s objectives. The process begins during the due diligence period for each new investment and then continues throughout the Fund’s ownership of an asset.
Asset managers are generally aligned by property type with a regional focus and are staffed across the country near major markets. The leadership team includes Sector Heads with significant real estate experience and the function is managed by the Head of Americas
Asset Management and Global Head of ESG. The primary focus of the asset management process is the development and execution of a strategic plan for each property, leveraging PGIM Real Estate’s deep knowledge of local real estate, with over 50 years of proprietary data and research informing investment decisions.
PGIM Real Estate’s Investment Process involves:
Deal Sourcing:
PGIM Real Estate’s transactions team targets opportunities that are a fit with the Fund’s strategy. Opportunities are sourced through a variety of channels, including joint venture partners, brokers, property owners and operators, and the legal and financial community. This approach is made possible by the extensive experience and relationships of the real estate professionals that
PGIM Real Estate employs across the United States, coupled with the significant deal flow the transactions team sees as a result of executing a significant volume of annual transactions.
Underwriting:
The transaction team will conduct an initial underwriting of an asset which includes creating a detailed cash flow model with key assumptions informed by an analysis of primary sale and rent comparisons, market pricing expectations, tenancy review, and capital needs. Investment research and the debt capital market teams provide guidance on rent growth and debt assumptions.
Investment research will also provide detailed insights as to real estate fundamentals within the market and submarket, including:
supply, demand, job growth, wage growth, educational attainment. Asset management advises on underwriting assumptions relative to other assets the Fund may own in the market. The transactions team will assess initial returns to determine if the investment is a fit for one of the funds managed by PGIM Real Estate.
Allocation Meetings:
Investments that are determined to offer attractive risk-adjusted returns will be presented by the transactions teams at the bi-weekly Allocation Committee meetings where portfolio managers (on behalf of funds) will have an opportunity to ask questions about the investment opportunity to ensure there is a strategy fit.
Once an investment has been presented on a preliminary basis, it will typically be formally allocated at a future Allocation Committee meeting to an eligible fund. PGIM Real Estate employs a rotational queue system to provide fair and equitable deal flow to each of the active accounts and funds managed by the Subadviser. See:
“
Allocation of Investment Opportunities Risk.
”
Due Diligence:
Due diligence kicks off once the transaction team professional determines there is fund interest and once PGIM Real
Estate has gained control of the investment opportunity. Due diligence includes, but is not limited to, a detailed review of legal, physical, title, and environmental issues, as well as lease analysis, tenant credit and operating expenses.
Sustainability.
PGIM Real Estate’s overarching sustainability mission statement is that we believe doing the right thing for our people, the environment, and our communities leads to better results for all stakeholders. While the Fund does not seek to implement a specific
ESG, impact or sustainability strategy we strive to generate returns for investors while considering sustainability factors and applying best practices through our investment and asset management processes. Sustainability considerations are embedded through various stages of PGIM Real Estate’s investment processes that target efficiency and screen for risks, and is applied to some degree across most of the
Fund’s investments. PGIM Real Estate performs upfront asset-level due diligence which informs prudent capital and operational strategies that focus on efficiency measures that aim to reduce negative environmental impacts as well as operating expenses.
Additionally, assets are screened for transitional and physical climate risks, and appropriate mitigation measures are included in the asset strategy to strengthen its resilience profile.
Investment Committee:
A comprehensive investment committee paper is presented by the deal team (portfolio management, regional transactions professionals, asset manager, and investment research) to the investment committee, a 9-member board with 29 average years of investment experience. The investment committee papers highlight key risks and mitigants of the investment opportunity, final underwriting, notable issues discovered during due diligence, an ESG scorecard, a market analysis provided by investment research, portfolio suitability, comps (rents, sale, land), and any other deal specific support for the investment thesis. The investment committee reviews and approves investments based on a majority vote.
Competitive Advantages
Prudential’s investment management business, PGIM, is one of the top ten asset managers worldwide, managing more than $1.38 trillion of assets as of December 31, 2024 and providing deep asset class expertise to meet our clients’ investment objectives. PGIM
Real Estate pursues exceptional outcomes for investors and borrowers through a range of real estate equity and debt solutions across the risk-return spectrum. PGIM Real Estate’s scope of insights, rigorous risk management and seamless execution are backed by more than 140-years of experience investing in real estate through direct mortgage loan originations, and more than 50-years of history managing open end real estate equity vehicles similar to the Fund. Please see below for a description of PGIM Real Estate’s competitive advantages:
Always Value Driven; Research Led:
PGIM Real Estate builds clients’ real estate portfolios from the bottom up, finding and creating value at the individual investment level. PGIM Real Estate is not a macro allocator nor a financial engineer, but rather an active investment manager who builds and rebuilds real estate portfolios over time grounding our investment thesis in local market research and understanding the impacts of macroeconomic and demographic trends on real estate. PGIM Real Estate is known for spotting value early and many of our first-of-their-kind investment strategies are now industry standards.
Active Asset Management:
PGIM Real Estate asset managers are sector specific and regionally focused. They have experience working on assets that sit along all points of the risk spectrum from core to value add. They have the knowledge and expertise to add value through management of the on-site property teams, deep market knowledge, and by driving capital projects to capture additional value.
Rock Solid Risk Management:
From PGIM Real Estate’s earliest beginnings as an insurance led financial house, risk management has always been and continues to be central to PGIM Real Estate’s DNA. PGIM Real Estate’s commitment to being a fiduciary first and managing risk on behalf of our clients, has developed into a prudent, conservative, time-tested investment process weathering multiple market cycles over fifty years. Focus is placed on minimizing downside risk as demonstrated by PGIM Real Estate delivering positive returns to U.S. core real estate investors 45 out of the last 50 years.
50+ Year Track Record of Building High Quality, Income Driven Real Estate Portfolios:
PGIM Real Estate launched the industry’s first
institutional U.S. open-end, real estate fund in 1970 and its first core plus fund in 1980. Today PGIM Real Estate is both among the largest, most tenured, and most well regarded institutional managers in the industry.
Do Business the Right Way — How we do business is just as an important as what we do:
PGIM Real Estate has a very long track record
and earned a reputation not only for delivering investment excellence, but also for doing the business the right way for its clients, people, business partners and the communities that it operates and invests in.
Immense Market Visibility:
PGIM Real Estate leverages the knowledge, resources, and infrastructure afforded by $206 billion of gross assets under management and administration as of December 31, 2024 ($132 billion net and $47 billion in assets under administration)
global platform. The Subadviser’s expertise spans across the globe, the capital stack, public and private markets, and across the risk spectrum. In 2024 alone, PGIM Real Estate completed over $25 billion in transactions globally with $20.5 billion in the U.S. This scale is among the largest within the real estate investment management space and provides the Fund with access and insights into macro and micro real estate trends that translate into actionable real estate investment strategies and opportunities.
Portfolio Composition
The Fund’s portfolio will principally comprise the following types of investments. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s portfolio investments are contained in the SAI.
Investments in Properties
The Fund intends to make equity investments in stabilized and income producing properties through which the Fund seeks to provide investors with consistent and reliable current income and the potential for capital appreciation through active asset management and research-led investing. The Subadviser expects that changing demographics, population growth and migration, shifting consumer behavior and technology advancements will benefit equity and debt investments within housing, logistics, and dominant retail, with certain high growth markets benefitting disproportionately. More tactical strategies, like self-storage, hotel, net lease, high yield debt, and other niche strategies may provide cyclical opportunities to capture value through pricing dislocation.
The portfolio’s opportunity set is generally expected to be broadly diversified by property type and geography with a focus on
U.S. markets, but with the potential to include non-U.S. markets where PGIM Real Estate has expertise.
Property Types.
On behalf of the Fund, the Manager invests primarily in the following real estate property types:
Housing.
Housing can include single-family houses and multifamily properties, as well as more focused sectors such as student housing or senior housing.
Logistics.
Logistics properties are generally categorized as warehouse/distribution centers, research and development facilities, or flex space.
Office.
Office properties include conventional office properties as well as office properties for specialized use, such as medical or laboratory use.
Retail.
Retail properties include shopping centers and malls.
Tactical Strategies.
Select specialty sectors include self-storage, hotel, net lease, high yield debt, and other niche strategies.
Ownership Structure.
The Fund plans to own all or substantially all of the Fund’s property investments through its wholly-owned operating partnership. The Fund’s property investments in each primary strategy are expected to be structured through privately-owned operating entities or private real estate operating companies which own and operate whole or partial interests in real properties. The
Fund directly or through its subsidiaries may also enter into joint ventures with third parties to make investments. The Fund or its subsidiaries may also make investments in partnerships or other co-ownership arrangements or participations arrangements with other investors, including affiliates, to acquire properties. The Fund directly or through its subsidiaries will generally acquire fee simple interests for the properties (in which the Fund owns both the land and the building improvements), but may consider leased fee and leasehold interests if the Manager believes the investment is consistent with the Fund’s investment objectives and strategies. The Fund and its wholly-owned subsidiaries will comply with Section 18 of the Investment Company Act on an aggregate basis. The Fund and its subsidiaries will comply with Section 17 of the Investment Company Act. For any Controlled Subsidiary, the Fund will treat the entity’s debt as its own under Section 18 of the Investment Company Act.
Investments in Private Real Estate Debt and Preferred Equity
In addition to equity investments in the property types listed above, the Fund may also invest in privately sourced debt and preferred equity interests that offer current income secured or are backed by high quality real estate. The Fund intends to originate and/or selectively acquire mezzanine loans, preferred equity, and to a lesser extent, senior mortgage loans.
The loans may vary in duration, bear interest at fixed or floating rates and amortize, if at all, over varying periods, often with a balloon payment of principal at maturity and in the case of mezzanine and preferred equity may allow for interest to accrue and be added to the principal amount rather than paid on a current basis and may include equity participation rights. The Fund as lender is responsible for servicing a loan and may use PGIM Real Estate’s affiliate loan servicers, PGIM Real Estate Loan Services (
“
PGIM RELS
”
) or PGIM Real
Estate Asset Management, for such obligations, which will generally consist of collecting, or arranging for the collection of, interest payments and, when applicable, enforcing the Fund’s rights under the loan documentation. There are no limits on the amount of loans the Fund may originate; provided such transactions comply with the Fund’s 80% investment policy and do not impact the Fund’s ability to maintain its status as a REIT. The Fund will only make loans to the extent permitted by the Investment Company Act and the rules and regulations thereunder.
Mezzanine Loans.
Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Mezzanine loans are subordinate to a first mortgage or other senior debt. Investors in mezzanine loans are generally compensated for the increased credit risk from a pricing perspective and still benefit from the right to foreclose on its security, in many instances more efficiently than the rights of foreclosure for first mortgage loans.
Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property. Rights of holders of mezzanine loans are usually governed by intercreditor or interlender agreements, which may limit the Fund’s ability to pursue remedies.
Preferred Equity.
Preferred equity is a type of interest in an entity that owns real estate or real estate-related investments. Preferred equity interests are generally senior with respect to the payments of dividends and other distributions, redemption rights and rights upon liquidation to such entity’s common equity. Investors in preferred equity are typically compensated for their increased credit risk from a pricing perspective with fixed payments but may also participate in capital appreciation. Upon a default by a general partner of a preferred equity issuer, there typically is a change of control event and the limited partner assumes control of the entity. Rights of holders of preferred equity are usually governed by partnership agreements.
Senior Mortgage Loans.
Senior mortgage loans are generally loans secured by a first mortgage lien on a commercial property. Senior mortgage loans generally provide for a higher recovery rate and lower defaults than other debt positions due to the lender’s favorable control features which at times may mean control of the entire capital structure.
Subordinate Mortgage Loans.
Subordinate mortgage loans are loans that have a lower priority to collateral claims. Investors in subordinate mortgages are generally compensated for the increased risk from a pricing perspective as compared to first mortgage loans but still benefit from a direct lien on the related property or a security interest in the entity that owns the real estate. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full. The rights of holders of subordinate mortgages are usually governed by participation and other agreements.
Loan Selection
PGIM Real Estate is a global leader in debt strategies; with over $128.1 billion in gross real estate debt assets under management and administration (gross includes Debt and Agriculture. $77.4 billion net and $47.3 billion in assets under administration). PGIM Real
Estate is ranked #2 Capital Raised for Debt Securities.**
The Fund’s debt investments will seek to provide secure income returns from investing in a low to moderate risk portfolio of real estate debt, with a focus on capital preservation and stability of income. The Fund benefits from PGIM’s fully integrated real estate investing platform. As of December 31, 2024, PGIM managed approximately $1.38 trillion in assets. PGIM’s businesses offer a range of investment solutions for retail and institutional investors around the world across a broad range of asset classes, including public fixed income, private fixed income, fundamental equity, quantitative equity, real estate and alternatives. PGIM believes its competitive advantages are its exceptional access to transaction flow, investment expertise, robust credit culture, and integrated loan servicing and operations platform. PGIM’s platform today has capabilities that span the real estate spectrum to include core senior debt, value-add senior debt, mezzanine debt, and preferred equity. The Fund’s debt investments are generally expected to be diversified geographically and by sector with varied maturities and durations depending on the opportunity.
PGIM Real Estate has a network of borrowers and equity partners which includes specialist real estate investors, developers and operators that provide extensive primary deal flow in every jurisdiction. PGIM Real Estate’s leading local market execution capabilities delivers optimal returns from both direct primary origination and intermediary led transactions.
Integration of real estate capabilities and direct contact between manager and borrowers from a comprehensive loan servicing platform allows investors to benefit from PGIM Real Estate’s full market experience and longstanding relationships with high quality borrowers and market participants.
Underwriting Standards
Initial Analysis and Pricing:
Once a potential investment has been sourced, the Transactions team undertakes a preliminary underwriting of the investment opportunity including a review of the market, property and borrower/sponsor factors, and the feasibility of borrower’s business plan.
Loan Review:
Once the preliminary review has been completed, the deal team works in collaboration with Debt Capital Markets and
Portfolio Management to appropriately structure and price the transaction for the capital source being used. The Portfolio Management team confirms that the quality of the loan meets the guidelines of the investor’s or Fund’s strategy and diversification goals.
Due Diligence and Full Underwriting:
Once a term sheet has been negotiated and executed, a more rigorous underwriting and due diligence process begins that includes the following:
■
Thorough analysis of property and market including operating history and projections
■
Review of third-party reports including appraisals, and engineering and environmental reports
■
In-depth analysis of borrower’s real estate experience, financial position and, if applicable, business plan for the property
■
Preparation of materials for Investment Committee review and approval
■
Site inspection including property, overall market, and relevant competition.
Loan Servicing
Post-closing the Fund currently expects that its loans would be serviced by PGIM Real Estate’s affiliate loan servicers, PGIM RELS or
PGIM Real Estate Asset Management. PGIM RELS or PGIM Real Estate Asset Management’s servicing obligations would generally consist of collecting, or arranging for the collection of, interest payments and, when applicable, enforcing the Fund’s rights under the loan documentation Because borrowers interact frequently with the loan servicer over the life of the loan, borrowers prefer to work with lenders that retain servicing. Thus, the borrower expects that it will continue to work with PGIM Real Estate and its affiliates for the life of the loan, and not a third-party servicer.
Perhaps more importantly, though, we value the risk management benefits of retaining loan servicing to allow us to closely monitor the loans, mitigate any potential risks and act quickly if loans should become troubled. In addition, with a large portfolio of loans serviced by
PGIM RELS, Portfolio Management can access a wealth of market data on properties and real estate markets throughout the U.S.
**PGIM Real Estate is ranked second out of 50 firms published in PERE’s Real Estate Debt 50 third-party capital raised survey published in May 2024. This ranking represents third-party capital raised for real estate debt strategies from 1/1/19-12/31/23. Participation in the ranking is voluntary and no compensation is required to participate in the ranking.
Investments in Traded Real Estate-Related Securities
The Fund invests a portion of its portfolio in traded real estate-related securities, which includes CMBS, RMBS, other equity or debt securities issued by REITs or real estate-related investment companies, ETFs and other pooled investment vehicles.
The Fund expects that its investments in traded real estate-related securities will primarily be in U.S. securities, but it may also invest in
non-U.S. securities.
The Fund plans to primarily invest in the following traded real estate-related securities:
CMBS.
CMBS are securities backed by obligations (including certificates of participation in obligations) that are principally secured by commercial mortgages on real property or interests therein having a multifamily or commercial use, such as retail, office or industrial properties, hotels, apartments, nursing homes and senior living facilities. CMBS are typically issued in multiple tranches whereby the more senior classes are entitled to priority distributions from the trust’s income to make specified interest and principal payments on such tranches. Losses and other shortfalls from expected amounts to be received on the mortgage pool are borne by the most subordinate classes, which receive principal payments only after the more senior classes have received all principal payments to which they are entitled. The credit quality of CMBS depends on the credit quality of the underlying mortgage loans, which is a function of factors such as the principal amount of loans relative to the value of the related properties; the cash flow produced by the property; the mortgage loan terms, such as principal amortization; market assessment and geographic location; construction quality of the property;
and the creditworthiness of the borrowers.
Agency RMBS.
Agency RMBS are residential mortgage-backed securities for which a U.S. government agency such as Government
National Mortgage Association (
“
Ginnie Mae
”
), or a federally chartered corporation such as Federal National Mortgage Association
(
“
Fannie Mae
”
) or Federal Home Loan Mortgage Corporation (
“
Freddie Mac
”
) guarantees payments of principal and interest on the
securities. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some agency RMBS that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac. Although the U.S. government in the past has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.
Agency RMBS differ from other forms of traditional debt securities, which normally provide for periodic payments of interest in fixed amounts with principal payments at maturity or on specified call dates. Instead, agency RMBS provide for monthly payments, which consist of both principal and interest. In effect, these payments are a
“
pass-through
”
of scheduled and prepaid principal payments and
the monthly interest made by the individual borrowers on the mortgage loans, net of any fees paid to the issuers, servicers or guarantors of the securities. The principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.
The Fund’s allocation of agency RMBS collateralized by fixed-rate mortgages (
“
FRMs
”
), adjustable rate mortgages (
“
ARMs
”
), or hybrid
adjustable-rate mortgages (
“
hybrid ARMs
”
) will depend on various factors including, but not limited to, relative value, expected future prepayment trends, supply and demand, costs of hedging, costs of financing, expected future interest rate volatility and the overall shape of the Treasury and interest rate swap yield curves. The Manager intends to take these factors into account when making investments on behalf of the Fund. The Fund may also make investments in debentures that are issued and guaranteed by Freddie Mac or Fannie Mae or mortgage-backed securities the collateral of which is guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae or another federally chartered corporation.
Non-Agency RMBS.
Non-agency RMBS are residential mortgage-backed securities that are collateralized by pools of mortgage loans assembled for sale to investors by commercial banks, savings and loan associations and specialty finance companies. Non-agency
RMBS are not issued or guaranteed by a U.S. government agency or federally chartered corporation. Like agency RMBS, non-agency
RMBS represent interests in pools of mortgage loans secured by residential real property.
The mortgage loan collateral for non-agency RMBS consists of residential mortgage loans that do not generally conform to underwriting guidelines issued by a federally chartered corporation, such as Fannie Mae or Freddie Mac, or an agency of the U.S. government, such as Ginnie Mae, due to certain factors, including mortgage balances in excess of agency underwriting guidelines, borrower characteristics, loan characteristics and level of documentation, and therefore are not issued or guaranteed by an agency. The Fund may also invest in credit risk transfer notes that, while not structured products, face similar risks as structured products because they are debt securities issued by governmental agencies but their value depends in part on a pool of mortgage loans.
The non-agency and agency RMBS acquired by the Fund could be secured by FRMs, ARMs, hybrid ARMs or interest only mortgages.
FRMs have interest rates that are fixed for the term of the loan and do not adjust. The interest rates on ARMs generally adjust annually
(although some may adjust more frequently) to an increment over a specified interest rate index. Hybrid ARMs have interest rates that are fixed for a specified period of time (typically three, five, seven or ten years) and, thereafter, adjust to an increment over a specified interest rate index. ARMs and hybrid ARMs generally have periodic and lifetime constraints on how much the loan interest rate can change on any predetermined interest rate reset date. Interest only securities are backed by mortgages where the borrower pays interest only. Relative value analysis, including consideration of current market conditions, will determine the Fund’s allocation to FRMs, ARMs, hybrid ARMs and interest only mortgages.
The Fund’s allocation of non-agency RMBS collateralized by FRMs, ARMs, hybrid ARMs or interest only mortgages will depend on various factors including, but not limited to, relative value, expected future prepayment trends, home price appreciation trends, supply and demand, availability of financing, expected future interest rate volatility and the overall state of the non-agency RMBS secondary market. Borrowers of the underlying loans that secure the non-agency RMBS assets which the Fund may purchase can be divided into prime, Alternative-A (
“
Alt-A
”
) and subprime borrowers based on their credit rating.
Other Fixed-Income Instruments.
The Fund may invest in fixed-income instruments, such as investment grade and high-yield corporate debt securities, or junk bonds, or U.S. government debt securities. The issuer of a fixed-income instrument pays the investor a fixed- or variable-rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are
“
perpetual
”
in that they
have no maturity date. Holders of fixed-income bonds as creditors have a prior legal claim over common and preferred shareholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors but are generally subordinate to any existing lenders in the issuer’s capital structure. Fixed-income instruments may be secured or unsecured.
The investment return of corporate bonds is generated by payments of interest on the security and changes in the market value of the security. The market value of a corporate bond, especially a fixed-rate bond, will generally rise and fall inversely with interest rates. The value of intermediate- and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate fixed-income instruments usually yield more than government or agency bonds due to the presence of credit risk. The types of mortgage-backed securities in which the Fund may invest include interest-only, inverse-interest only, or principal only residential MBS, commercial MBS, collateralized mortgage obligations (
“
CMOs
”
), securities issued by Real Estate Mortgage Investment Conduits
(
“
REMICs
”
), Re-securitized Real Estate Mortgage Investment Conduits (
“
Re-REMICs
”
), pass-through certificates, credit linked notes,
mortgage forwards or
“
to be announced
”
transactions, collateralized loan obligations backed by commercial loans and mortgage servicing rights securities. The Fund may invest in a Re-REMIC in order to obtain exposure to mortgages with a specific risk profile that could not otherwise be obtained through the purchase of existing REMICs. Pass-through certificates are fixed income securities whereby certificates are issued representing interests in a pool of mortgages or mortgage-backed securities. The Fund may invest in various tranches or classes of MBS.
Publicly Traded REITs.
The Fund may invest in publicly traded REITs. REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests.
Many public REITs are listed on major stock exchanges, such as the New York Stock Exchange and NASDAQ. Publicly traded REITs typically employ leverage, which magnifies the potential for gains and the risk of loss. They typically pay out all of their taxable income as dividends to shareholders. In turn, shareholders pay the income taxes on those dividends.
ETFs and Other Pooled Investment Vehicles.
The Fund may invest in ETFs, mutual funds, private funds or other investment vehicles that in turn provide exposure to REITs, direct real estate or real estate- related companies.
Ratings of Securities.
The Fund may invest in debt securities that are rated investment grade, debt securities rated below investment grade, and unrated debt securities. The Fund is not required to hold any minimum percentage of its NAV in debt securities rated investment grade.
Derivatives
Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. The Fund and Subadviser may use various derivative strategies to try to improve the
Fund’s returns by managing risks, such as by using hedging techniques to try to protect the Fund’s assets. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties
(these are known as
“
over-the-counter
”
derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions, such as Rule 18f-4 under the Investment Company Act, described below. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions,
“
limited derivatives users
”
(as defined in Rule
18f-4), however, are not subject to the full requirements of Rule 18f-4.
The Fund intends to limit its engagement in derivative transactions such that it will qualify as a
“
limited derivatives user
”
for purposes of
Rule 18f-4 such that the Fund will be subject to substantially fewer substantive requirements under that rule than would be the case if it did not so qualify. However, there is no guarantee that the Fund will meet or continue to meet such qualifications. If the Fund does not meet these qualifications, it may become subject to the prescriptive requirements of Rule 18f-4 that are not otherwise applicable to limited derivatives users.
Futures Contracts and Related Options.
The Fund may purchase and sell financial futures contracts and related options on financial futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium.
Foreign Currency Forward Contracts.
The Fund may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates or to enhance returns. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.
Swap Transactions.
The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard
“
swap
”
transaction, two parties
agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to credit default swaps, interest rate swaps, total return swaps and index swaps.
Swap Options.
The Fund may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.
Options on Securities and Financial Indices.
The Fund may purchase and sell put and call options on securities, and financial indices traded on US or non-US securities exchanges, on NASDAQ or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities in exchange for a premium.
Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund.
Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund engages in derivative transactions could also limit or prevent the Fund from using certain instruments.
Temporary Strategies
At times the Manager may judge that conditions in the markets make pursuing the Fund’s primary investment strategy inconsistent with the best interests of its shareholders. During temporary periods or in order to keep the Fund’s cash fully invested until the net proceeds of this offering of Common Shares can be invested in accordance with the Fund’s primary investment strategies, including during the initial ramp-up of the Fund’s portfolio, the Fund may deviate from its investment policies and objectives. At such times the Manager may, temporarily, use alternative strategies primarily designed to reduce fluctuations in the value of the Fund’s assets. If the Fund takes a temporary position, it may be unable to achieve its investment objectives. While the Fund would seek to continue to qualify as a REIT during such a period, there can be no guarantee it will be able to do so.
In implementing these temporary strategies, the Fund may invest all or a portion of its assets in fixed income securities; traded real estate-related securities; U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits;
shares of money market funds; securities issued or guaranteed by the federal government or any of its agencies, or any state or local government; repurchase agreements with respect to any of the foregoing; or any other securities or cash equivalents that the Manager considers consistent with this strategy.
It is impossible to predict when, or for how long, the Fund will use these temporary strategies. There can be no assurance that such strategies will be successful.
Other Investments and Strategies
In addition to its principal investment strategies, the Fund also may use the following non-principal investment strategies to try to increase its returns or protect its assets if market conditions warrant.
U.S. Government Securities.
U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the
“
U.S. Treasury
”
); others are supported by the
discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan
Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Variable- and Floating-Rate Securities.
Variable- and floating-rate instruments are instruments that pay interest at rates that adjust whenever a specified interest rate (the
“
reference rate
”
) changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). In addition to floating-rate loans, variable- and floating-rate instruments may include, without limitation, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds and money market instruments. Due to their variable- or floating-rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable- or floating-rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a variable- or floating-rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality or because of an imperfect correlation between the securities interest rate adjustment mechanism and the level of interest rates generally.
The Fund also may engage in credit spread trades. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, in which the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities.
Foreign Currency Transactions.
Based on market conditions, the Fund expects to enter into foreign currency forward contracts (
“
forward
contracts
”
) for purposes of gaining exposure to the currency of an emerging market country or other foreign country or as a hedge against fluctuations in future foreign currency exchange rates. The Fund may engage in foreign currency exchange transactions in connection with its investments in foreign instruments. The Fund is not required to hedge its currency exposure, if any, and may choose not to do so. The Fund generally will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies, including the payment of dividends and the settlement of transactions that otherwise might require untimely dispositions of Fund investments.
A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price and for an amount set at the time of the contract. Presently, these contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, but may be required to be traded on an exchange and cleared through a central counterparty. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. At the consummation of a forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will realize a gain or loss to the extent that there is a difference between the forward contract price and the offsetting forward contract price.
It should be noted that this method of protecting the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Rather, it simply establishes a rate of exchange that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain should the value of the currency increase.
At times, the Fund may enter into
“
cross-currency
”
hedging transactions involving currencies other than those in which securities held or proposed to be purchased are denominated.
By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in an underlying security transaction, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the currency that is being used for the security transaction.
Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to actually convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so with respect to a portion of the Fund’s assets from time to time, and investors should be aware of the costs of currency conversion. A dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.
The Fund may be limited in its ability to enter into hedging transactions by the Code requirements relating to qualification as a REIT.
High Yield Instruments or
“
Junk
”
Bonds.
High yield fixed income instruments that are rated below investment grade involve a greater degree of risk (in particular, a greater risk of default) than, and special risks in addition to the risks associated with, investment grade debt obligations. While offering a greater potential opportunity for capital appreciation and higher yields, high yield instruments typically entail greater potential price volatility and may be less liquid than higher-rated instruments. High yield instruments may be regarded as predominantly speculative with respect to the issuer’s continuing ability to make timely principal and interest payments. They also may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated instruments. Fixed income instruments in the lowest investment grade category also may be considered to possess some speculative characteristics by one or more NRSROs (as defined below). The market values of high yield instruments tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower quality fixed income instruments tend to be more sensitive to general economic conditions.
Securitized Credit, Structured Product and Related-Investments.
The Fund is permitted to invest up to 10% of its total managed assets in secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (
“
MBS
”
) (including commercial mortgage-backed securities (
“
CMBS
”
), residential
mortgage-backed securities (
“
RMBS
”
), and collateralized mortgage obligations (
“
CMOs
”
)), asset-backed securities (
“
ABS
”
) (including
collateralized debt obligations (
“
CDOs
”
) such as collateralized bond obligations (
“
CBOs
”
) and collateralized loan obligations (
“
CLOs
”
)),
and other similar securities and related instruments. Such investments may include private, unregistered fixed income investments.
Such investments generally are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an
“
embedded index
”
), such as selected securities, an index of securities or
specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms is available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding.
As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. The Fund’s investments in unregistered or privately issued structured product securities (excluding structured products offered and sold in the United States in reliance on Rule 144A or Regulation S under the Securities Act) include investments that, at the time of purchase, (i) are classified as illiquid and (ii) for which there is no current market price.
Preferred Securities.
Preferred securities, like common shares or other equity securities, represents an equity ownership in an issuer.
Generally, preferred securities have a priority of claim over common shares or other equity securities in dividend payments and upon liquidation of the issuer. Unlike common shares or other equity securities, preferred securities do not usually have voting rights.
Although they are equity securities, preferred securities have characteristics of both debt and common shares or other equity securities.
Like debt, their promised income is contractually fixed. Like common shares or other equity securities, they do not have rights to participate in bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Preferred securities are also subject to deferral risk, which refers to provisions typically contained in preferred securities that allow an issuer, under certain conditions, to skip (in the case of non-cumulative preferred securities) or defer (in the case of cumulative preferred securities) dividend payments.
Distributions on preferred securities are declared by the board of directors of the issuer and may be subject to deferral, and thus may not be automatically payable. Income payments on preferred securities may be cumulative, causing dividends and distributions to accrue even if not declared by the board or otherwise made payable, or non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred securities in which the Fund invests will be declared or otherwise made payable. The Fund is permitted to invest in non-cumulative preferred shares, although the Subadviser will consider, among other factors, the non-cumulative nature in making any decision to purchase or sell such securities on behalf of the Fund.
Hybrid-Preferred Securities.
Hybrid-preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, as described below, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed- and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for 18 months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Hybrid-preferred securities have many of the key characteristics of equity because of their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Hybrid-preferred securities include, but are not limited to, trust originated preferred securities; monthly income preferred securities; quarterly income bond securities; quarterly income debt securities; quarterly income preferred securities;
corporate trust securities; public income notes; and other hybrid-preferred securities.
Hybrid-preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Private Placements and Restricted Securities.
The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act, or that are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Rule 144A permits the Fund to sell certain restricted securities to qualified institutional buyers without limitation. Offerings of Regulation
S securities may be conducted outside of the United States. However, investing in Rule 144A securities or Regulation S securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.
Convertible Securities.
Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred shares until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The characteristics of convertible securities make them appropriate investments for an investment company seeking long-term capital appreciation and/or total return. These characteristics include the potential for capital appreciation as the value of the underlying common shares increases, the relatively high yield received from dividend or interest payments as compared to common shares dividends and decreased risks of decline in value relative to the underlying common shares due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common shares. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its
“
investment value.
”
To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its
“
conversion value,
”
which is the market value of the underlying common shares that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common shares. If, because of a low price of the common shares, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common shares while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common shareholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common shares or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Risk Factors [Table Text Block]
RISKS
The Fund is designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective(s). At any point in time your investment in the Fund may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.
Investing in the Fund involves risks, including the risk that a shareholder may receive little or no return on his or her investment or that a shareholder may lose part or all of his or her investment. The Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if they can sustain a complete loss of their investment. Below is a summary of some of the principal risks of investing in the Fund.
Shareholders should consider carefully the following principal risks before investing in the Fund:
Limited History of Operations Risk.
The Fund is a recently organized, non-diversified, closed-end management investment company with limited history of operations or public trading and is subject to all of the business risks and uncertainties associated with any new business. As a result, prospective investors have limited track record or history on which to base their investment decision.
General, Market and Economic Risk
. Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to successfully implement its investment strategy because of market, economic, regulatory, geopolitical and other conditions. International wars or conflicts (such as those in the Middle East and Ukraine) and geopolitical developments in foreign countries, along with instability in regions such as Asia,
Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics and pandemics such as the outbreak of infectious diseases like the COVID-19 pandemic, and other similar events could adversely affect the
U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. U.S. and foreign governments have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The impact of these measures, as well as any additional future regulatory actions, is not yet known and cannot be predicted.
Legislation or regulation may also change the way in which the Fund itself is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. Because the market price of the Common Shares will fluctuate, there is a risk that you will lose money.
Your investment will decline in value if, among other things, the market price of the Common Shares decreases. As with any security, a complete loss of your investment is possible.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted.
Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Real Estate Investment Risk.
The Fund’s investments are subject to the risks typically associated with real estate, including but not limited to:
■
local, state, national or international economic conditions, including market disruptions caused by regional concerns, political upheaval, sovereign debt crises and other factors;
■
lack of liquidity inherent in the nature of the asset;
■
reliance on tenants/operators/managers to operate their businesses in a sufficient manner and in compliance with their contractual arrangements with the Fund;
■
ability and cost to replace a tenant/operator/manager upon default;
■
property management decisions;
■
property location and conditions;
■
property operating costs, including insurance premiums, real estate taxes and maintenance costs;
■
competition from comparable properties;
■
the occupancy rate of, and the rental rates charged at, the properties;
■
leasing market activity;
■
the ability to collect on a timely basis all rent;
■
the effects of any bankruptcies or insolvencies;
■
changes in interest rates and in the availability, cost and terms of mortgage financing;
■
changes in governmental rules, regulations and fiscal policies;
■
cost of compliance with applicable federal, state, and local laws and regulations;
■
acts of nature, including earthquakes, hurricanes and other natural disasters;
■
climate change and regulations intended to control its impact;
■
the potential for uninsured or underinsured property losses; and
■
other factors beyond the Fund’s control.
Commercial Real Estate Industry Risk.
The Fund’s business and operations are dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of commercial real estate investments that result in losses, including delinquencies, non-performing assets and a decrease in the value of the property or, in the case of traded real estate-related securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations.
Residential Real Estate Industry Risk.
Investments in apartment and residential real estate are subject to various changes in real estate conditions, and any negative trends in real estate conditions may adversely affect the Fund’s investments through decreased revenues or increased costs.
These conditions include:
■
changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns;
■
fluctuations in interest rates;
■
the inability of residents and tenants to pay rent;
■
the existence and quality of the competition, including the attractiveness of properties based on considerations such as convenience of location, rental rates, amenities and safety record;
■
increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs;
■
oversupply of apartments, commercial space or single-family housing or a reduction in demand for real estate; and
■
changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing usage, zoning, the environment and taxes.
Illiquid Investment Risk.
Many of the Fund’s investments will be illiquid, including the Fund’s real estate investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid assets on acceptable terms even if a disposition is in the best interests of the Fund’s shareholders. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the
Fund could sell the securities if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell such securities at a loss or sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions.
Distributions Risk.
There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than others. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the Fund’s NAV and, over time, potentially increase the Fund’s expense ratio. If the Fund distributes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed by the Board at any time without shareholder approval.
Liquidity Risk.
The Fund is designed primarily for long-term investors and an investment in the Common Shares should be considered illiquid. The Common Shares are not currently listed for trading on any securities exchange. There is currently no public market for the
Common Shares and none is expected to develop. Although the Fund may offer to repurchase Common Shares from shareholders, no assurance can be given that these repurchases will occur as scheduled or at all.
Reliance on Investment Professionals.
As of the date of this prospectus, the Fund has made a limited number of investments and the success of the Fund will therefore depend on the ability of the Manager and/or the Subadviser and their respective affiliates to identify and consummate suitable investments and to, when relevant, exit investments of the Fund prudently.
Delay in Use of Proceeds Risk.
Although the Fund currently intends to invest the proceeds from any sale of the Common Shares offered hereby within three months from receipt thereof, such investments may be delayed if suitable investments are unavailable at the time.
Delays which the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns.
Competition Risk.
Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by the Manager or the Subadviser), REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions.
Non-Diversification Risk.
The Fund is
“
non-diversified,
”
which means that the Fund may invest a significant portion of its assets in the securities of a smaller number of issuers than a diversified fund. Focusing investments in a small number of issuers increases risk. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Some of those issuers also may present substantial credit or other risks.
Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the United States.
Joint Venture Risk.
The Fund may in the future enter into joint ventures with third parties and/or affiliates of the Manager or Subadviser to make investments. The Fund may also make investments in partnerships or other co-ownership arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.
Real Estate Joint Venture Risk.
The Fund may enter into real estate joint ventures with third parties to make investments. The Fund may also make investments in partnerships or other co-ownership arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:
■
the real estate joint venture partner in an investment could become insolvent or bankrupt;
■
the joint venture partner will typically have day-to-day control over the investment, and the Fund’s rights regarding certain major decisions affecting the ownership of the real estate joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, will typically be limited. These factors may prevent the Fund from taking actions that are opposed by its real estate joint venture partner; under certain real estate joint venture arrangements, neither party may have the power to unilaterally direct certain activities of the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the real estate joint venture, which could adversely impact the operations and profitability of the real estate joint venture and/or the amount and timing of distributions the Fund receives from the real estate joint venture;
■
the real estate joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;
■
the real estate joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest;
■
the Fund will typically rely upon its real estate joint venture partner to manage the day-to day operations of the real estate joint venture and underlying assets, as well as to prepare financial information for the real estate joint venture and any failure to perform these obligations appropriately may have a negative impact on the Fund’s performance and results of operations;
■
the real estate joint venture partner may experience a change of control, which could result in new management of the real estate joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;
■
the real estate joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives;
■
the terms of the real estate joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity;
■
the Fund or its real estate joint venture partner may have the right to cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction; and
■
the real estate joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the
Fund’s initiatives.
In addition, disputes between the Fund and its real estate joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above risks and conflicts of interest might subject the Fund to liabilities and thus reduce its returns on the investment with that real estate joint venture partner.
Recourse Financings Risk.
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund.
Lenders customarily require that a creditworthy parent entity enter into so-called
“
recourse carveout
”
guarantees to protect the lender
against certain bad-faith or other intentional acts of the borrower in violation of the loan documents. A
“
bad boy
”
guarantee typically
provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. The Fund’s
“
bad boy
”
guarantees could apply to actions of the joint venture partners associated with the Fund’s investments. While the Manager expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to the Fund under such guarantees.
Valuation Risk.
The value of certain of the Fund’s investments will be difficult to determine and the valuation determinations made by the
Manager, Subadviser, and Independent Valuation Advisor with respect to such investments will likely vary from the amounts the Fund would receive upon sale or disposition of such investments. It is possible that the fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Within the parameters of the Fund’s valuation policies and procedures, the valuation methodologies used to value the Fund’s assets will involve subjective judgments and projections and that ultimately may not materialize. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Manager and the Fund’s Independent Valuation Advisor and third-party appraisers. Rapidly changing market conditions or material events may not be immediately reflected in the Fund’s daily NAV. The resulting potential disparity in the Fund’s NAV may inure to the benefit of shareholders whose shares are repurchased or new purchasers of the Common Shares, depending on whether the Fund’s published NAV per share for such class is overstated or understated. See
“
Net Asset Value.
”
Prime Single Tenant Risk.
The Fund depends on its tenants for revenue, and therefore the Fund’s revenue is dependent on the success and economic viability of its tenants. The Fund’s reliance on single tenants in prime single tenant properties may decrease its ability to lease vacated space and could adversely affect its income, performance, operations and ability to pay distributions. Certain of the Fund’s investments in properties will be leased out to single tenants that the Subadviser believes have favorable credit profiles and/or performance attributes supporting highly visible long-term cash flows. Adverse impacts to such tenants, businesses or operators, including as a result of changes in market or economic conditions, natural disasters, outbreaks of an infectious disease, pandemic or any other serious public health concern, political events or other factors that may impact the operation of these properties, may have negative effects on the Fund’s business and financial results.
Mortgage Loan Risk.
The Fund may originate and selectively acquire senior mortgage loans which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. In the event of any default under a mortgage loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the profitability of the Fund.
Mezzanine Loan Risk.
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property.
These types of investments involve a higher degree of risk than first mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. As a result, the Fund may not recover some or all of its investment.
CMBS Risk.
Commercial mortgage-backed securities (
“
CMBS
”
) are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.
RMBS Risk.
The Fund’s investments in residential mortgage-backed securities (
“
RMBS
”
) are subject to the risks of defaults, foreclosure
timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. In the event of defaults on the residential mortgage loans that underlie the Fund’s investments in RMBS and the exhaustion of any underlying or any additional credit support, the Fund may not realize an anticipated return on investments and may incur a loss on these investments. The Fund may also acquire non-agency RMBS, which are backed by residential property but, in contrast to agency RMBS, their principal and interest are not guaranteed by federally chartered entities such as Fannie Mae and Freddie Mac and, in the case of the Government National Mortgage Association.
Fixed Income Instruments Risk.
In addition to the other risks described herein, fixed income instruments are also subject to certain risks, including:
■
Issuer Risk.
The value of fixed income instruments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
■
Interest Rate Risk.
The value of the Fund’s investments may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as
“
prepayment risk.
”
When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the
Fund’s holdings may fall sharply. This is referred to as
“
extension risk.
”
The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s rate-setting policies. Interest rates are at or near historical lows, which may increase the risks associated with rising interest rates in the future. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may utilize certain strategies, including investments in derivatives, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies, if utilized, will be successful.
■
Duration Risk.
Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
■
Floating-Rate and Fixed-to-Floating-Rate Securities Risk.
The market value of floating-rate securities is a reflection of discounted expected cash flows based on expectations for future interest rate resets. The market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed-to-floating-rate securities in which the Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating-rate and fixed-to-floating-rate securities will decline due to lower coupon payments on floating-rate securities.
■
Prepayment Risk.
During periods of declining interest rates, the issuer of an instrument may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding instruments, which may result in a decline in the Fund’s income and distributions to shareholders. This is known as prepayment or
“
call
”
risk. Fixed income
instruments frequently have call features that allow the issuer to redeem the instrument at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (
“
call protection
”
). An issuer may choose to
redeem a fixed income instrument if, for example, the issuer can refinance the instrument at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
■
Extension Risk.
During periods of rising interest rates, an issuer could exercise its right to pay principal on an obligation held by the
Fund later than expected. Under these circumstances, the value of the obligation will decrease, and the Fund may be prevented from reinvesting in higher yielding securities.
■
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio’s current earnings rate.
■
Spread Risk.
Wider credit spreads and decreasing market values typically represent a deterioration of the fixed income instrument’s credit soundness and a perceived greater likelihood or risk of default by the issuer. Fixed income instruments generally compensate for greater credit risk by paying interest at a higher rate. The difference (or
“
spread
”
) between the yield of a security and the yield of a
benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security generally falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.
■
Credit Risk.
Credit risk is the risk that one or more fixed income instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer, the guarantor or the insurer of the instrument or any applicable counterparty may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the instruments could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
■
Refinancing Risk.
This is the risk that one or more issuers of fixed income instruments in the Fund’s portfolio may not be able to pay off their debt upon maturity. During times of extreme market stress, even creditworthy companies can have temporary trouble accessing the markets to refinance their outstanding debt, potentially leading to an inability to pay off existing bondholders, including the Fund. This could negatively affect the Fund’s NAV or overall return.
Below Investment Grade (High Yield or Junk Bond) Instruments Risk.
The Fund’s investments in below investment grade quality
securities and instruments are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Below investment grade instruments are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions. Fixed income instruments rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These investments are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest on their obligations and increase the possibility of default. The secondary market for high yield instruments may not be as liquid as the secondary market for more highly rated instruments, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield instruments than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield instruments than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high yield instruments could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade instruments, especially in a market characterized by a low volume of trading. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of instruments held by the Fund, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. In addition, default may cause the Fund to incur expenses in seeking recovery of principal and/or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities or other instruments with a value less than its original investment and/or may be subject to restrictions on the sale of such securities or instruments. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Subadviser's judgment about the credit quality of an issuer and the relative value of its instruments may prove to be wrong. Investments in below investment grade instruments may present special tax issues for the Fund, particularly to the extent that the issuers of these instruments default on their obligations pertaining thereto, and the U.S. federal income tax consequences to the Fund as a holder of such instruments, including when the Fund may stop reporting interest income or claim a loss on such instruments, may not be clear. Lower rated high yield instruments generally present the same type of risks as investments in higher rated high yield instruments. However, in most cases, these risks are of a greater magnitude because of the uncertainties of investing in an issuer undergoing financial distress. In particular, lower rated high yield instruments entail a higher risk of default. Such instruments present substantial credit risk and default is a real possibility. Such instruments may be illiquid and the prices at which such instruments may be sold may represent a substantial discount to what the Subadviser believes to be the ultimate value of such instruments.
Capital Markets Risk.
The Fund expects to fund a portion of its private real estate investments with property-level financing. There can be no assurance that any financing will be available in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s investments and harm the Fund’s ability to operate and make distributions.
Inflation Risk.
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.
In the United States, inflation has accelerated in recent years as a result of global supply chain disruptions, a rise in energy prices, strong consumer spending, and other factors. Inflationary pressures have increased the costs of labor, energy, and raw materials, and have adversely affected consumer spending, economic growth, and the operations of companies in the U.S. and globally, and have resulted in a tightening of monetary policy by the U.S. Federal Reserve. Inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten further in response. Inflation could become a serious problem in the future and have an adverse impact on the Fund’s returns.
Continued inflation could have an adverse impact on the Fund’s borrowings and general and administrative expenses of the Fund, as these costs could increase at a rate higher than the Fund’s rental and other revenue. Inflation could also have an adverse effect on consumer spending, which could impact the Fund’s potential tenants’ revenues and, in turn, their ability to pay rent. In addition, leases that have a long-term duration or that include renewal options that specify a maximum rate increase may result in below-market lease rates over time, if the Fund does not accurately estimate inflation or market lease rates. Any provisions of the Fund’s leases designed to mitigate the risk of inflation and unexpected increases in market lease rates, such as periodic rental increases, may not adequately protect the Fund from the impact of inflation or unexpected increases in market lease rates. If subject to below-market lease rates on a significant number of properties pursuant to long-term leases, and operating and other expenses are increasing faster than anticipated, then the Fund’s business, financial condition, results of operations, cash flows and ability to satisfy debt service obligations or pay distributions on Common Shares could be materially adversely affected.
Derivatives Risk.
The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes.
The Fund’s investments in derivatives may be for hedging, investment or leverage purposes, or to manage interest rates or the duration of the Fund’s portfolio. Derivative transactions may subject the Fund to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the underlying securities or unexpected price or interest rate movements. The use of derivatives may subject the Fund to risks, including, but not limited to:
■
Counterparty Risk.
The risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. If the
Fund’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its financial obligations may be substantially increased. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund.
■
Currency Risk.
The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms)
of an investment.
■
Leverage Risk.
The Fund may use, among other things, reverse repurchase agreements and/or dollar rolls to add leverage to its portfolio. The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
■
Liquidity Risk.
The risk that certain derivative positions may be difficult or impossible to close out at the time that the Fund would like or at the price that the Fund believes the position is currently worth. This risk is heightened to the extent the Fund engages in over-the-counter derivative transactions, which are generally less liquid than exchange-traded instruments.
■
Correlation Risk.
The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure. Furthermore, the ability to successfully use derivative instruments depend in part on the ability of the Manager and Subadviser to predict pertinent market movements, which cannot be assured.
■
Index Risk.
If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed derivatives may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
■
Regulatory Risk.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (
“
Dodd-Frank Act
”
) in the U.S. and
under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund. In addition, the Commodity Futures Trading Commission (the
“
CFTC
”
) subjects advisers to registered
investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in certain derivatives, or (ii) markets itself as providing investment exposure to such instruments. CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of
“
commodity pool operator
”
under the Commodity Exchange Act (
“
CEA
”
) with respect to a fund, provided certain
requirements are met. In order to permit the Manager and Subadviser to claim this exclusion with respect to the Fund, the Fund will limit its use of such derivatives (excluding transactions entered into for
“
bona fide hedging purposes,
”
as defined under CFTC
regulations) such that either: (i) the aggregate initial margin and premiums required to establish its derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions, or (ii) the aggregate net notional value of its derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. Additionally, the Fund will not market itself as a
“
commodity pool
”
or a
vehicle for trading such instruments. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the
CFTC, and the Manager and Subadviser have claimed an exclusion from the definition of the term
“
commodity pool operator
”
under
the CEA pursuant to Rule 4.5 under the CEA. The Manager and Subadviser are not, therefore, subject to registration or regulation as a
“
commodity pool operator
”
under the CEA in respect of the Fund.
■
Credit Default Swaps Risk
. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly.
In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery
“
crunch
”
is a distinct risk of these investments.
■
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
Leverage Risk.
Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented.
Property level debt will be incurred by operating entities held by the Fund or by joint ventures entered into by one of the Fund’s operating entities and secured by real estate owned by such operating entities. Such operating entities would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. In a non-recourse mortgage, if an operating entity were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to seek recovery from any unpaid portion of the loan from the other assets of the Fund or its subsidiaries. There are no limits under the
Investment Company Act on the amount of leverage an operating entity may incur. When such property level debt is not recourse to the
Fund, and the entity holding such debt was not formed for the purpose of avoiding the Investment Company Act limitations on leverage, the Fund will not treat such borrowings as senior securities (as defined in the Investment Company Act) for purposes of complying with the Investment Company Act’s limitations on leverage unless (i) the entity holding such debt is an entity that primarily engages in investment activities in securities or other assets and is primarily controlled by the Fund, including a Controlled Subsidiary, or (ii) the financial statements of the entity or joint venture holding such debt would be consolidated in the Fund’s financial statements. Property level debt may include covenants restricting when an operating entity held by the Fund can make distributions to the Fund. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to make distributions.
There can be no assurance that any property-level financing will be available in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s investments and harm the Fund’s ability to operate and make distributions.
The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the Fund to receive a higher current rate of return than if the Fund were not leveraged. If, however, short-term rates rise, the interest rate on borrowed money could exceed the rate of return on instruments held by the Fund, reducing returns to the Fund and the level of income available for dividends or distributions made by the Fund. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would also reduce returns to the Fund. There is no assurance that a leveraging strategy will be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Shares dividends, but also creates special risks and considerations for the common shareholders, including:
■
the likelihood of greater volatility of NAV, market price and dividend rate of Common Shares than a comparable fund without leverage;
■
the risk that fluctuations in interest rates on borrowings and short-term debt or in dividend payments on, principal proceeds distributed to, or redemption of any Preferred Shares and/or notes or other debt securities that the Fund has issued will reduce the return to the Fund;
■
magnified interest rate risk, which is the risk that the prices of certain of the portfolio investments will fall (or rise) if market interest rates for those types of investments rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations;
■
the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the
Fund were not leveraged; and
■
leverage may increase expenses (which will be borne entirely by the common shareholders), which may reduce the Fund’s NAV and the total return to common shareholders.
Potential Conflicts of Interest Risk.
The Manager and Subadviser serve as adviser or subadvisers to other vehicles that have the same or similar investment objectives and investment strategies to those of the Fund. As a result, the Manager and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts. Conflicts of interest exist or could arise in the future as a result of the relationships between the Fund and its affiliates, on the one hand, and the Fund’s wholly-owned operating partnership or any partner thereof, on the other. For further information on potential conflicts of interest, see
“
Conflicts of Interest.
”
Allocation of Investment Opportunities Risk.
Certain other existing or future funds, investment vehicles and accounts managed by the
Manager and its affiliates and PGIM affiliated proprietary entities invest in securities, properties and other assets in which the Fund may seek to invest. Allocation of identified investment opportunities among the Fund, the Manager and other PGIM affiliated investment vehicles presents inherent conflicts of interest where demand exceeds available supply. While the Manager believes it is likely that there will be some overlap of investment opportunities for the Fund and other PGIM affiliated investment vehicles and PGIM affiliated proprietary accounts from time to time, the Fund’s stock of investment opportunities may be materially affected by competition from other PGIM affiliated investment vehicles and PGIM affiliated proprietary entities. Investors should note that the conflicts inherent in making such allocation decisions will not always be resolved in favor of the Fund. PGIM Real Estate has a rotational policy which is designed to provide fair and equitable deal flow to each of our active accounts and funds for which we manage investments. Any account pursuing a real estate investment will take part in PGIM Real Estate’s allocation queue for the respective region (U.S., Latin
America, Asia, Europe) (each, an
“
Eligible Account
”
). The allocation queue is a standard rotational system that determines fund priority in deal allocation.

See
“
Investment Objectives and Strategies — Allocation of Investment Opportunities
”
and
“
Conflicts of Interest.
”
Best Efforts Offering Risk.
This offering is being made on a
“
best efforts
”
basis, meaning the Distributor and broker-dealers participating in the offering are only required to use their best efforts to sell shares and have no firm commitment or obligation to sell any of the shares. Even though the Fund has acquired the initial portfolio, such portfolio by itself is not diversified. Further, if the Distributor is unable to raise substantial funds in this offering, the Fund’s Board may seek the approval of the Fund’s shareholders to sell all or substantially all of the Fund’s assets and dissolve the Fund. In the event of the liquidation, dissolution or winding up of the Fund, shareholders are entitled to receive the then-current NAV per share of the assets legally available for distribution to the Fund’s shareholders, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon.
Periodic Tender Offer Risk.
The Fund intends, but is not obligated, to conduct quarterly tender offers to repurchase up to 5.0% of the
Common Shares then outstanding in the sole discretion of the Board. In any given quarter, the Manager may or may not recommend to the Board that the Fund conduct a tender offer, and even if the Manager does recommend to the Board that the Fund conduct a tender offer, the Board may not approve such recommendation. For example, if adverse market conditions cause the Fund’s traded securities to become illiquid or trade at depressed prices or if the Manager and/or Board believe that conducting a tender offer for 5.0% of the
Common Shares then outstanding would impose an undue burden on common shareholders who do not tender compared to the benefits of giving common shareholders the opportunity to sell all or a portion of their Common Shares at net asset value, the Manager may choose not to recommend a tender offer or may recommend a tender offer for less than 5.0% of the Common Shares then outstanding. Accordingly, there may be periods during which no tender offer is made.
If the Fund does conduct tender offers, it may be required to sell its more liquid, higher quality traded securities to purchase the shares of Common Shares that are tendered, which may increase risks for remaining common shareholders and increase Fund expenses as a percent of assets. Further, such sales may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund may, subject to its investment restriction with respect to leverage, utilize leverage to finance the repurchase of Common Shares pursuant to any tender offers. There can be no assurance, however, that the Fund will be able to obtain such financing for tender offers if it attempts to do so. The use of leverage to finance the repurchase of Common Shares will further increase the Fund’s expenses borne by shareholders of the Fund, in addition to the increase in expenses per share that will result from having a smaller base of assets after any such tender offers over which to spread fixed expenses. The Fund is designed primarily for long-term investors and an investment in the Common Shares should be considered illiquid. While the Fund intends to conduct quarterly tender offers, the Fund is not required to do so and may amend, suspend or terminate such tender offers at any time.
Investors have no right to require the Fund to redeem their Common Shares.
The exchange of shares of Common Shares for cash pursuant to a tender offer will generally be a taxable transaction for U.S. federal income tax purposes. See
“
Certain U.S. Federal Income Tax Considerations — Taxation of U.S. Holders of The Fund’s Common Shares
— Repurchases of The Fund’s Common Shares
”
and
“
Certain U.S. Federal Income Tax Considerations — Taxation of Non-U.S. Holders
of The Fund’s Common Shares — Repurchases of The Fund’s Common Shares.
”
Anti-Takeover Provisions.
Certain provisions of the Fund’s charter and bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. These provisions may inhibit a change of control in circumstances that could give the shareholders the opportunity to realize a premium over the value of the Common Shares.
Incentive Fee Risk.
The Incentive Fee may create an incentive for the Manager to make investments in order to maximize Portfolio
Operating Income under the Incentive Fee even if such investments may not benefit the Fund’s NAV, cause us to use more leverage than it otherwise would in the absence of the Incentive Fee or to otherwise make riskier investments on the Fund’s behalf. While the
Board does not monitor specific investment decisions by the Manager and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the Investment Company Act (relating to future determinations as to whether to renew the investment management agreement with the Manager), considers whether the
Incentive Fee is fair and reasonable.
Payment of Management and Incentive Fees in Stock Risk.
The Fund intends to apply for exemptive relief from the SEC to permit the
Fund to pay the Manager all or a portion of its Management Fee and Incentive Fee in shares of Common Shares in lieu of paying the
Manager an equivalent amount of such fees in cash, which would dilute third party ownership interests in the Fund. Exemptive relief that has not been granted is subject to SEC approval, and there is no assurance the SEC will grant the requested relief.
Non-U.S. Investment Risk.
The Fund may invest in real estate located outside of the United States and real estate debt issued in, and/or backed by real estate in, countries outside the United States, including Asia, Europe and Latin America. Non-U.S. real estate and real estate-related investments involve certain factors not typically associated with investing in real estate and real estate-related investments in the U.S., including risks relating to (i) currency exchange matters; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between U.S. and non-U.S. real estate markets, including potential price volatility in and relative illiquidity of some non-U.S. markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation;
(v) certain economic, social and political risks; (vi) the possible imposition of non-U.S. taxes on income and gains and gross sales or other proceeds recognized with respect to such investments; (vii) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (viii) different laws and regulations including differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign investors; (x) less publicly available information; (xi) obtaining or enforcing a court judgement abroad; (xii) restrictions on foreign investment in other jurisdictions; and (xiii) difficulties in effecting repatriation of capital.
Property Manager Risk.
The Manager will hire property managers to manage the Fund’s properties and leasing agents to lease vacancies in the Fund’s properties. These property managers may be affiliates of partners in joint ventures that the Fund enter into. The property managers have significant decision-making authority with respect to the management of the Fund’s properties. The Fund’s ability to direct and control how its properties are managed on a day-to-day basis may be limited because it engages other parties to perform this function. Thus, the success of the Fund’s business may depend in large part on the ability of its property managers to manage the day-to-day operations and the ability of our leasing agents to lease vacancies in the Fund’s properties. Any adversity experienced by, or problems in our relationship with, the Fund’s property managers or leasing agents could adversely impact the operation and profitability of the Fund’s properties.
Cyber Security Risk.
The Fund is susceptible to operational, information security and other risks related to the use of technology, computer systems and the Internet to conduct business. These risks, which are often collectively referred to as
“
cyber security
”
risks,
may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from the Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), Subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the Fund invests, may cause significant disruptions in the business operations of the Fund. Potential impacts may include, but are not limited to, potential financial losses for the Fund and the issuers’
securities, the inability of shareholders to conduct transactions with the Fund, an inability of the Fund to calculate NAV, and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Fund shareholders, cyber security failures by the Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the Fund, and reputational damage. The
Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the Fund and its service providers and Subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the Subadviser, and the issuers in which the Fund invests.
Risks Related to the Fund’s REIT Status.
The Fund has elected and has qualified, and intends to continue to qualify annually, as a REIT for U.S. federal income tax purposes under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT status.
Tax Risks of Investing in the Fund.
Even if the Fund qualifies and maintains its status as a REIT, it may become subject to U.S. federal income taxes and related state and local taxes.
Failure of Financial Institutions and Sustained Financial Market Illiquidity Risk.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-capitalized equity partners (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate banks or other fund vehicles, to undertake and/or execute co-investment transactions with us, which in turn may result in fewer co-investment opportunities being made available to us or impact our ability to provide additional follow-on support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Risks Related to the Fund’s REIT Status

If the Fund does not continue to qualify as a REIT, it will be subject to tax as a regular corporation and could face a substantial tax liability.
The Fund currently operates so as to continue to qualify as a REIT under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT status. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for us to continue to qualify as a REIT. If the Fund fails to continue to qualify as a REIT in any tax year, then:
■
the Fund would be taxed as a regular domestic corporation, which under current laws, among other things, means being unable to deduct distributions to shareholders in computing taxable income and being subject to federal income tax on our taxable income at regular corporate income tax rates;
■
any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s book value;
■
unless the Fund were entitled to relief under applicable statutory provisions, it would be required to pay taxes, and therefore, our cash available for distribution to shareholders would be reduced for each of the years during which the Fund does not qualify as a REIT and for which it had taxable income; and
■
the Fund generally would not be eligible to requalify as a REIT for the subsequent four full taxable years.
To maintain the Fund’s REIT status, the Fund may have to borrow funds on a short-term basis during unfavorable market conditions.
To continue to qualify as a REIT, the Fund generally must distribute annually to shareholders a minimum of 90% of our net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income each year. Additionally, the Fund will be subject to a 4%
nondeductible excise tax on any amount by which distributions paid by the Fund in any calendar year are less than the sum of 85% of our ordinary income, 95% of capital gain net income and 100% of undistributed income from previous years. Payments the Fund makes to shareholders under the share repurchase plan will not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve our REIT status for any year or to avoid taxation, the
Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These options could increase our costs or reduce the Fund’s equity.
Compliance with REIT requirements may cause the Fund to forego otherwise attractive opportunities, which may hinder or delay the Fund’s ability to meet its investment objectives and reduce overall return.
To continue to qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of the
Fund’s, the nature and diversification of assets, the ownership of stock and the amounts distributed to shareholders. Compliance with the REIT requirements may impair our ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.
Compliance with REIT requirements may force the Fund to liquidate or restructure otherwise attractive investments.
To continue to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of the Fund’s investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities (other than securities that qualify for the straight debt safe harbor) of any one issuer or more than 10% of the value of the outstanding securities of more than any one issuer unless the Fund and such issuer jointly elect for such issuer to be treated as a
“
taxable REIT subsidiary
”
under the Code. Debt will generally meet the
“
straight debt
”
safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on the profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, and no more than 20% of the value of the Fund’s assets may be represented by securities of one or more taxable REIT subsidiaries. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of a portion of the Fund’s assets within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions in order to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from our portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s and amounts available for distribution to shareholders.
The Fund’s charter does not permit any person or group to own more than 9.8% in value or number of shares, whichever is more restrictive, of the Fund’s outstanding Common Shares or of the aggregate of the outstanding capital stock of all classes or series, and attempts to acquire the Fund’s Common Shares or the Fund’s capital stock of all other classes or series in excess of these 9.8% limits would not be effective without an exemption (prospectively or retroactively) from these limits by our board of directors.
For the Fund to continue to qualify as a REIT under the Code, not more than 50% of the value of its outstanding stock may be owned, directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year. For the purpose of assisting the Fund’s qualification as a REIT for U.S. federal income tax purposes, among other purposes, the Fund’s charter prohibits beneficial or constructive ownership by any person or group of more than 9.8%, in value or number of shares, whichever is more restrictive, of the outstanding shares of the Fund’s outstanding Common Shares, or 9.8% in value or number of shares, whichever is more restrictive, of the aggregate of the outstanding capital stock of all classes or series, which we refer to as the
“
Ownership Limit.
”
The constructive ownership rules under the Code and the Fund’s charter are complex and may cause shares of the outstanding Common Shares or capital stock owned by a group of related persons to be deemed to be constructively owned by one person. As a result, the acquisition of less than 9.8% of the Fund’s outstanding Common Shares or the Fund’s capital stock by a person could cause another person to constructively own in excess of 9.8% of our outstanding Common Shares or the Fund’s capital stock, respectively, and thus violate the Ownership Limit. There can be no assurance that the Fund’s board of directors, as permitted in the charter, will not decrease this Ownership Limit in the future. Any attempt to own or transfer shares of the Common
Shares or capital stock in excess of the Ownership Limit without the consent of our board of directors will result in the transfer being void.
The Ownership Limit may have the effect of precluding a change in control of us by a third party, even if such change in control would be in the best interests of shareholders or would result in receipt of a premium to the price of the Common Shares (and even if such change in control would not reasonably jeopardize our REIT status). The exemptions to the Ownership Limit granted to date may limit our board of directors’ power to increase the Ownership Limit or grant further exemptions in the future.
Our board of directors is authorized to revoke our REIT election without shareholder approval, which may cause adverse consequences to shareholders.
The Fund’s charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify, or attempt to qualify, as a REIT. Our board of directors has certain statutory duties to the Fund and could only cause such changes in our tax treatment if it determines in good faith that such changes are in our best interests. In this event, the
Fund would become subject to U.S. federal income tax on our taxable income and the Fund would no longer be required to distribute most of the Fund’s net income to shareholders, which may cause a reduction in the total return to shareholders.
Tax Risks of Investing in the Fund

Non-U.S. holders may be subject to U.S. federal income tax upon their disposition of shares of the Fund’s Common Shares or upon their receipt of certain distributions from us.
In addition to any potential withholding tax on ordinary dividends, a non-U.S. holder (as such term is defined below under
“
Certain
U.S. Federal Income Tax Considerations — Taxation of U.S. Holders of The Fund’s Common Shares
”
), other than a
“
qualified
shareholder
”
or a
“
qualified foreign pension fund,
”
that disposes of a
“
U.S. real property interest
”
(
“
USRPI
”
) (which includes shares of
stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign
Investment in Real Property Tax Act of 1980, as amended (
“
FIRPTA
”
), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a REIT that is
“
domestically controlled.
”
Generally, a REIT is domestically controlled if less
than 50% of its stock, by value, has been owned directly or indirectly by non-U.S. persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the REIT’s existence, determined by looking through pass through entities and certain U.S. corporations, among others. The Fund cannot assure you that it currently qualifies as a domestically controlled
REIT or that it will qualify as a domestically controlled REIT at any time in the future. If the Fund were to fail to so qualify, amounts received by a non-U.S. holder on certain dispositions of shares of the Common Shares (including a repurchase) would be subject to tax under FIRPTA, unless (i) shares of Common Shares were regularly traded on an established securities market and (ii) the
non-U.S. holder did not, at any time during a specified testing period, hold more than 10% of the Common Shares. See
“
Certain
U.S. Federal Income Tax Considerations — Taxation of Non-U.S. Holders of The Fund’s Common Shares — Sales of The Fund’s
Common Shares.
”
A non-U.S. holder other than a
“
qualified shareholder
”
or a
“
qualified foreign pension fund,
”
that receives a distribution from a REIT that
is attributable to gains from the disposition of a USRPI as described above, including in connection with a repurchase of the Common
Shares, is generally subject to U.S. federal income tax under FIRPTA to the extent such distribution is attributable to gains from such disposition, regardless of whether the difference between the fair market value and the tax basis of the USRPI giving rise to such gains is attributable to periods prior to or during such non-U.S. holder’s ownership of the Common Shares. In addition, a repurchase of the
Common Shares, to the extent not treated as a sale or exchange, may be subject to withholding as an ordinary dividend. See
“
Certain
U.S. Federal Income Tax Considerations — Taxation of Non-U.S. Holders of The Fund’s Common Shares — Distributions, and —
Repurchases of the Fund’s Common Shares.
”
The Manager and the Subadviser seek to act in the best interests of the Fund as a whole and not in consideration of the particular tax consequences to any specific holder of our stock. Potential non-U.S. holders should inform themselves as to the U.S. tax consequences, and the tax consequences within the countries of their citizenship, residence, domicile, and place of business, with respect to the purchase, ownership and disposition of shares of the Common Shares.
Investments outside the United States may subject us to additional taxes and could present additional complications to our ability to satisfy the REIT qualification requirements.
Non-U.S. investments may subject us to various non-U.S. tax liabilities, including withholding taxes. In addition, operating in functional currencies other than the U.S. dollar and in environments in which real estate transactions are typically structured differently than they are in the United States or are subject to different legal rules may present complications to our ability to structure non-U.S. investments in a manner that enables us to satisfy the REIT qualification requirements.
The Fund may incur tax liabilities that would reduce our cash available for distribution to you.
Even if the Fund qualifies and maintain our status as a REIT, the Fund may become subject to U.S. federal income taxes and related state and local taxes. For example, net income from the sale of properties that are
“
dealer
”
properties sold by a REIT (a
“
prohibited
transaction
”
under the Code) will be subject to a 100% tax. The Fund may not make sufficient distributions to avoid excise taxes applicable to REITs. Similarly, if the Fund were to fail an income test (and did not lose our REIT status because such failure was due to reasonable cause and not willful neglect) the Fund would be subject to tax on the income that does not meet the income test requirements. The Fund also may decide to retain net capital gain the Fund earns from the sale or other disposition of the Fund’s investments and pay income tax directly on such income. In that event, shareholders would be treated as if they earned that income and paid the tax on it directly.
However, shareholders that are tax-exempt, such as charities or qualified pension plans, would have no benefit from their deemed payment of such tax liability unless they file U.S. federal income tax returns and thereon seek a refund of such tax. The Fund also may be subject to state and local taxes on the Fund’s or property, including franchise, payroll, mortgage recording and transfer taxes, either directly or at the level of the other companies through which we indirectly own the Fund’s assets, such as our taxable REIT subsidiaries, which are subject to full U.S. federal, state, local and foreign corporate-level income taxes. Any taxes the Fund pays directly or indirectly will reduce our cash available for distribution to you.
You may have current tax liability on distributions you elect to reinvest in the Fund’s Common Shares.
If you participate in our distribution reinvestment plan, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in shares of the Common Shares to the extent the amount reinvested was not a tax-free return of capital. Therefore, unless you are a tax-exempt entity, you may be required to use funds from other sources to pay your tax liability on the reinvested dividends.
Generally, ordinary dividends payable by REITs do not qualify for reduced U.S. federal income tax rates.
Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate U.S. shareholders is 20%.
Dividends payable by REITs, however, generally are not eligible for the reduced rate. Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividends could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the shares of REITs, including the Common Shares. However, under tax reform legislation under the Tax Cuts and Jobs Act (the
“
Tax Reform Bill
”
), commencing with taxable years beginning on or
after January 1, 2018 and continuing through 2025, individual taxpayers may be entitled to claim a deduction in determining their taxable income of 20% of ordinary REIT dividends (dividends other than capital gain dividends and dividends attributable to certain qualified dividend income received by us), which temporarily reduces the effective tax rate on such dividends. See
“
Certain U.S. Federal
Income Tax Considerations — Taxation of U.S. Holders of The Fund’s Common Shares — Distributions Generally.
”
You are urged to
consult with your tax advisor regarding the effect of this change on your effective tax rate with respect to REIT dividends.
The Fund may be subject to adverse legislative or regulatory tax changes that could increase our tax liability, reduce our operating flexibility and reduce the price of the Fund’s Common Shares.
In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of U.S. federal income tax laws applicable to investments similar to an investment in shares of the Common Shares. Additional changes to the tax laws are likely to continue to occur, and the Fund cannot assure you that any such changes will not adversely affect the taxation of shareholders. Any such changes could have an adverse effect on an investment in shares or on the market value or the resale potential of the Fund’s assets. You are urged to consult with your tax advisor with respect to the impact of recent legislation on your investment in shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in shares.
Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. As a result, the Fund’s charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to continue to qualify as a REIT. The impact of tax reform on an investment in shares is uncertain. Prospective investors should consult their own tax advisors regarding changes in tax laws.
In addition, unilateral or internationally agreed or disputed changes in international tax policy, laws or regulations or in the policies or positions of relevant tax authorities, including U.S. tax authorities and the application of tariffs or other U.S. executive actions regarding the dispute, application, administration or interpretation of tax laws, regulations or treaties, could also increase the taxes or levies
(including tariffs) payable by us or in respect of our assets and tenants, possibly with retroactive effect or could otherwise have a material impact on international financial or governmental agreements and arrangements or international economic conditions, each of which could negatively impact our business.
The failure of a mezzanine loan to qualify as a real estate asset could adversely affect our ability to continue to qualify as a REIT.
The Fund may acquire mezzanine loans, for which the United States Internal Revenue Service (the
“
IRS
”
) has provided a safe harbor
but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to continue to qualify as a REIT.
If our operating partnership failed to continue to qualify as a partnership or is not otherwise disregarded for U.S. federal income tax
purposes, the Fund would cease to continue to qualify as a REIT.
If the IRS were to successfully challenge the status of our operating partnership as a partnership or disregarded entity for U.S. federal income tax purposes, it would be taxable as a corporation. In the event that this occurs, it would reduce the amount of distributions that the Fund’s operating partnership could make to the Fund. This would also result in our failing to continue to qualify as a REIT and becoming subject to a corporate-level tax on the Fund’s, which would substantially reduce our cash available to pay distributions and the yield on your investment.

Effects of Leverage [Text Block]
Effects of Leverage
The following table illustrates the effect of leverage on Common Shares total return, assuming investment portfolio total returns
(comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See
“
Risks—Leverage Risk.
”
As of December 31, 2024, the Fund did not have any borrowings outstanding in connection with the Credit Facility.
The table reflects
the issuance of leverage representing 0.09% of the Fund’s net assets for the period ended December 31, 2024 and the Fund’s currently projected annual interest on its Series A Preferred Shares of 12%. To cover interest payments on such leverage, the Fund would need to achieve a 0.01% annual return.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Shares Total Return	(10.02)%	(5.02)%	(0.01)%	4.99%	10.00%

Common Shares Total Return is composed of two elements: the Common Shares dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.
The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Annual Interest Rate [Percent]		12.00%
Effects of Leverage [Table Text Block]
The table reflects
the issuance of leverage representing 0.09% of the Fund’s net assets for the period ended December 31, 2024 and the Fund’s currently projected annual interest on its Series A Preferred Shares of 12%. To cover interest payments on such leverage, the Fund would need to achieve a 0.01% annual return.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Shares Total Return	(10.02)%	(5.02)%	(0.01)%	4.99%	10.00%

Return at Minus Ten [Percent]		(10.02%)
Return at Minus Five [Percent]		(5.02%)
Return at Zero [Percent]		(0.01%)
Return at Plus Five [Percent]		4.99%
Return at Plus Ten [Percent]		10.00%
Effects of Leverage, Purpose [Text Block]
The following table illustrates the effect of leverage on Common Shares total return, assuming investment portfolio total returns
(comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See
“
Risks—Leverage Risk.
”

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The following description of the terms of the stock of the Fund is only a summary. For a complete description, please refer to the
Maryland General Corporation Law (the
“
MGCL
”
), and the Fund’s charter and bylaws. The Fund’s charter and bylaws are exhibits to the
Registration Statement, of which this prospectus forms a part.
The Fund’s authorized stock consists of 999,999,875 shares of Common Shares, par value $0.001 per share, and 125 shares of
Preferred Shares, par value $0.001 per share. Of the total shares of Common Shares authorized, 99,999,875 are designated as Class D
Shares, 550,000,000 are designated as Class I Shares, 100,000,000 are designated as Class S Shares, and 250,000,000 are designated as Class T Shares. The Board has reclassified and designated 125 of the original 100,000,000 authorized but unissued
Class D Shares as 12.0% Series A Cumulative Preferred Shares, par value $0.001 per share (the
“
Series A Preferred Shares
”
).
There is currently no market for the Fund’s stock, and the Fund does not expect that a market for its stock will develop in the foreseeable future, if ever. A majority of the entire Board may, without any action by the shareholders, amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the
Fund has authority to issue. Under Maryland law, the Fund’s shareholders generally will not be personally liable for the Fund’s debts or obligations.
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of March 31, 2025
Class D	99,999,875	—	1,067.891
Class I	550,000,000	—	7,329,322.844
Class S	100,000,000	—	1,055.844
Class T	250,000,000	—	1,055.844
Series A Preferred	125	—	125,000
Shares of Common Shares
General
All shares of Common Shares offered pursuant to this prospectus will be, upon issuance, duly authorized, fully paid and nonassessable.
The Fund currently offers four different classes of shares of Common Shares: Class I Shares, Class D Shares, Class S Shares and Class T
Shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. Each share class has different fees, as set forth in
“
Summary of Fund Expenses.
”
Certain share class details are set forth in
“
Plan of Distribution.
”
Common
shareholders are entitled to receive distributions when, as and if authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Common shareholders have no preference, conversion, exchange, sinking fund or redemption rights, have no preemptive rights to subscribe for any of the Fund’s securities and have no appraisal rights unless the Board determines that appraisal rights apply, with respect to all or any classes of Common Shares, to one or more transactions occurring after the date of such determination in connection with which common shareholders would otherwise be entitled to exercise appraisal rights. All shares of
Common Shares have equal earnings, assets, distribution, liquidation and other rights except as provided in the charter and any multiple class plan adopted by the Fund. Shareholders are subject to transfer restrictions and there is no guarantee that they will be able to sell their shares. See
“
Certain Provisions in the Charter and Bylaws — Transfer Restrictions
”
below.
Distributions
Distributions may be paid to common shareholders if, as and when authorized by the Board and declared by the Fund out of assets legally available therefor. The amount of dividends and other distributions may vary among the classes of Common Shares based on their NAV per share and differing fees and other expenses.
If any shares of Preferred Shares, such as the Series A Preferred Shares, are outstanding, common shareholders generally will not be entitled to receive any distributions from the Fund unless (1) the Fund has paid all accumulated dividends on the Preferred Shares,
(2) the Fund has redeemed the full number of shares of Preferred Shares required to be redeemed by any provision for mandatory redemption of such Preferred Shares, (3) immediately after such a distribution, the Fund has an asset coverage of at least 200%, (4) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable nationally recognized statistical rating organization (
“
NRSRO
”
), in each case, after giving effect to such a distribution and (5) there is no event of default existing under the terms of any of the Fund’s borrowings, in each case, after giving effect to such distributions.
So long as senior securities representing indebtedness of the Fund are outstanding, shareholders generally will not be entitled to receive any distributions from the Fund unless (1) there is no event of default existing under the terms of such indebtedness, (2) immediately after such a distribution, the Fund has an asset coverage of at least 300% and (3) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable NRSRO, in each case, after giving effect to such a distribution.
Liquidation Rights
The Fund’s shareholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s shareholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the
Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any
Preferred Shares.
Voting Rights
Each outstanding share of Common Shares generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s shareholders, including the election of directors. The presence in person or by proxy of shareholders entitled to cast a majority of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s shareholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Fund’s charter requires a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the shareholders entitled to cast a majority of all the votes entitled to be cast by shareholders of each such class of stock on such a matter will constitute a quorum.
There is no cumulative voting in the election of directors. Consequently, at any meeting of the Fund’s shareholders called for the purpose of electing directors, the holders of a majority of the outstanding shares Common Shares entitled to vote will be able to elect all of the nominees for director, except that holders of a majority of the outstanding shares of Preferred Shares will have the right, voting as a separate class, to elect two directors at all times.
Mandatory Redemptions
Shares of Common Shares are not redeemable at the option of a shareholder. Shares of Common Shares are redeemable at the option of the Fund without consent or other action by the shareholder or other person if the Fund determines that:
■
the shares of Common Shares have been transferred in violation of the Fund’s charter, or have vested in any person other than by operation of law as a result of the death, divorce, dissolution, bankruptcy, insolvency or adjudicated incompetence of the shareholder;
■
ownership of the shares of Common Shares by a shareholder or other person is likely to cause the Fund to be in violation of, or require registration of the Common Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities, or other laws of the U.S. or any other relevant jurisdiction;
■
continued ownership of the shares of Common Shares by a shareholder may be harmful or injurious to the business or reputation of the Fund, the Board, the Manager or any of their affiliates, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;
■
any of the representations and warranties made by a shareholder or other person in connection with the acquisition of Common
Shares were not true when made or have ceased to be true; or
■
with respect to a shareholder subject to special laws or compliance requirements, such as those imposed by ERISA, the Bank Holding
Company Act or certain Federal Communication Commission regulations (collectively,
“
Special Laws or Regulations
”
), the shareholder
is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any shares of Common Shares.
Shares of Common Shares will be redeemed at the NAV per share of the class of Common Shares being redeemed.
Preferred Shares
The Fund’s charter authorizes the Board to classify and reclassify any unissued shares of Common Shares into shares of other classes or series of stock, including Preferred Shares, without the approval of common shareholders. To date, the Board has reclassified and designated 125 of the original 100,000 authorized but unissued Class D Shares as Series A Preferred Shares, all of which remain outstanding. Common shareholders have no preemptive right to purchase any shares of Preferred Shares that the Fund may issue.
Prior to the issuance of shares of any class or series of stock, including Preferred Shares, the Board is required by Maryland law and by the Fund’s charter to set the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each such class or series. Thus, the Board could authorize the
Fund to issue shares of Preferred Shares with terms that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for common shareholders or otherwise be in their best interests. Any issuance of
Preferred Shares, however, must comply with the requirements of the Investment Company Act. If the Fund elects to issue Preferred
Shares (and/or notes or other debt securities), its ability to make distributions to its common shareholders may be limited by the terms of such Preferred Shares or debt securities, the asset coverage requirements and other limitations imposed by the Investment Company
Act, Maryland law and the Fund’s lenders.
Under the Investment Company Act, holders of the Preferred Shares are entitled to elect two directors of the Fund at all times, and to elect a majority of the Fund’s directors if at any time dividends on the Preferred Shares are unpaid in an amount equal to two full years’
dividends. Holders of Preferred Shares continue to have the right to elect a majority of the Fund’s directors until all dividends in arrears on Preferred Shares have been paid. In addition, holders of Preferred Shares are also entitled to vote separately as a class on certain matters, which may at times give holders of Preferred Shares disproportionate influence over the Fund’s affairs.
Uncertificated Shares; Transfer Agent
The Fund does not issue certificates for shares of its Common Shares. Shares of Common Shares are held in
“
uncertificated
”
form,
which will eliminate the physical handling and safekeeping responsibilities inherent in owning transferable share certificates and eliminate the need to return a duly executed share certificate to effect a transfer. The Transfer Agent acts as the Fund’s registrar and as the Transfer Agent for shares of Common Shares. With respect to shares held by a financial intermediary on behalf of an investor, the financial intermediary will be responsible for the functions of the registrar and transfer agent. Transfers can be effected simply by mailing a transfer and assignment form, which the Fund will provide to you at no charge, to the Transfer Agent. See
“
Custodian and Transfer
Agent.
”

Outstanding Securities [Table Text Block]
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of March 31, 2025
Class D	99,999,875	—	1,067.891
Class I	550,000,000	—	7,329,322.844
Class S	100,000,000	—	1,055.844
Class T	250,000,000	—	1,055.844
Series A Preferred	125	—	125,000

Limited History of Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited History of Operations Risk.
The Fund is a recently organized, non-diversified, closed-end management investment company with limited history of operations or public trading and is subject to all of the business risks and uncertainties associated with any new business. As a result, prospective investors have limited track record or history on which to base their investment decision.

General, Market and Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General, Market and Economic Risk
. Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to successfully implement its investment strategy because of market, economic, regulatory, geopolitical and other conditions. International wars or conflicts (such as those in the Middle East and Ukraine) and geopolitical developments in foreign countries, along with instability in regions such as Asia,
Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics and pandemics such as the outbreak of infectious diseases like the COVID-19 pandemic, and other similar events could adversely affect the
U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. U.S. and foreign governments have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The impact of these measures, as well as any additional future regulatory actions, is not yet known and cannot be predicted.
Legislation or regulation may also change the way in which the Fund itself is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. Because the market price of the Common Shares will fluctuate, there is a risk that you will lose money.
Your investment will decline in value if, among other things, the market price of the Common Shares decreases. As with any security, a complete loss of your investment is possible.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted.
Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investment Risk.
The Fund’s investments are subject to the risks typically associated with real estate, including but not limited to:
■
local, state, national or international economic conditions, including market disruptions caused by regional concerns, political upheaval, sovereign debt crises and other factors;
■
lack of liquidity inherent in the nature of the asset;
■
reliance on tenants/operators/managers to operate their businesses in a sufficient manner and in compliance with their contractual arrangements with the Fund;
■
ability and cost to replace a tenant/operator/manager upon default;
■
property management decisions;
■
property location and conditions;
■
property operating costs, including insurance premiums, real estate taxes and maintenance costs;
■
competition from comparable properties;
■
the occupancy rate of, and the rental rates charged at, the properties;
■
leasing market activity;
■
the ability to collect on a timely basis all rent;
■
the effects of any bankruptcies or insolvencies;
■
changes in interest rates and in the availability, cost and terms of mortgage financing;
■
changes in governmental rules, regulations and fiscal policies;
■
cost of compliance with applicable federal, state, and local laws and regulations;
■
acts of nature, including earthquakes, hurricanes and other natural disasters;
■
climate change and regulations intended to control its impact;
■
the potential for uninsured or underinsured property losses; and
■
other factors beyond the Fund’s control.

Commercial Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Real Estate Industry Risk.
The Fund’s business and operations are dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of commercial real estate investments that result in losses, including delinquencies, non-performing assets and a decrease in the value of the property or, in the case of traded real estate-related securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations.

Residential Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Real Estate Industry Risk.
Investments in apartment and residential real estate are subject to various changes in real estate conditions, and any negative trends in real estate conditions may adversely affect the Fund’s investments through decreased revenues or increased costs.
These conditions include:
■
changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns;
■
fluctuations in interest rates;
■
the inability of residents and tenants to pay rent;
■
the existence and quality of the competition, including the attractiveness of properties based on considerations such as convenience of location, rental rates, amenities and safety record;
■
increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs;
■
oversupply of apartments, commercial space or single-family housing or a reduction in demand for real estate; and
■
changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing usage, zoning, the environment and taxes.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investment Risk.
Many of the Fund’s investments will be illiquid, including the Fund’s real estate investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid assets on acceptable terms even if a disposition is in the best interests of the Fund’s shareholders. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the
Fund could sell the securities if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell such securities at a loss or sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions Risk.
There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than others. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the Fund’s NAV and, over time, potentially increase the Fund’s expense ratio. If the Fund distributes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed by the Board at any time without shareholder approval.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund is designed primarily for long-term investors and an investment in the Common Shares should be considered illiquid. The Common Shares are not currently listed for trading on any securities exchange. There is currently no public market for the
Common Shares and none is expected to develop. Although the Fund may offer to repurchase Common Shares from shareholders, no assurance can be given that these repurchases will occur as scheduled or at all.

Reliance on Investment Professionals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Investment Professionals.
As of the date of this prospectus, the Fund has made a limited number of investments and the success of the Fund will therefore depend on the ability of the Manager and/or the Subadviser and their respective affiliates to identify and consummate suitable investments and to, when relevant, exit investments of the Fund prudently.

Delay in Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Delay in Use of Proceeds Risk.
Although the Fund currently intends to invest the proceeds from any sale of the Common Shares offered hereby within three months from receipt thereof, such investments may be delayed if suitable investments are unavailable at the time.
Delays which the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition Risk.
Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by the Manager or the Subadviser), REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk.
The Fund is
“
non-diversified,
”
which means that the Fund may invest a significant portion of its assets in the securities of a smaller number of issuers than a diversified fund. Focusing investments in a small number of issuers increases risk. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Some of those issuers also may present substantial credit or other risks.
Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the United States.

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Venture Risk.
The Fund may in the future enter into joint ventures with third parties and/or affiliates of the Manager or Subadviser to make investments. The Fund may also make investments in partnerships or other co-ownership arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.

Real Estate Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Joint Venture Risk.
The Fund may enter into real estate joint ventures with third parties to make investments. The Fund may also make investments in partnerships or other co-ownership arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:
■
the real estate joint venture partner in an investment could become insolvent or bankrupt;
■
the joint venture partner will typically have day-to-day control over the investment, and the Fund’s rights regarding certain major decisions affecting the ownership of the real estate joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, will typically be limited. These factors may prevent the Fund from taking actions that are opposed by its real estate joint venture partner; under certain real estate joint venture arrangements, neither party may have the power to unilaterally direct certain activities of the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the real estate joint venture, which could adversely impact the operations and profitability of the real estate joint venture and/or the amount and timing of distributions the Fund receives from the real estate joint venture;
■
the real estate joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;
■
the real estate joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest;
■
the Fund will typically rely upon its real estate joint venture partner to manage the day-to day operations of the real estate joint venture and underlying assets, as well as to prepare financial information for the real estate joint venture and any failure to perform these obligations appropriately may have a negative impact on the Fund’s performance and results of operations;
■
the real estate joint venture partner may experience a change of control, which could result in new management of the real estate joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;
■
the real estate joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives;
■
the terms of the real estate joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity;
■
the Fund or its real estate joint venture partner may have the right to cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction; and
■
the real estate joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the
Fund’s initiatives.
In addition, disputes between the Fund and its real estate joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above risks and conflicts of interest might subject the Fund to liabilities and thus reduce its returns on the investment with that real estate joint venture partner.

Recourse Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recourse Financings Risk.
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund.
Lenders customarily require that a creditworthy parent entity enter into so-called
“
recourse carveout
”
guarantees to protect the lender
against certain bad-faith or other intentional acts of the borrower in violation of the loan documents. A
“
bad boy
”
guarantee typically
provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. The Fund’s
“
bad boy
”
guarantees could apply to actions of the joint venture partners associated with the Fund’s investments. While the Manager expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to the Fund under such guarantees.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
The value of certain of the Fund’s investments will be difficult to determine and the valuation determinations made by the
Manager, Subadviser, and Independent Valuation Advisor with respect to such investments will likely vary from the amounts the Fund would receive upon sale or disposition of such investments. It is possible that the fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Within the parameters of the Fund’s valuation policies and procedures, the valuation methodologies used to value the Fund’s assets will involve subjective judgments and projections and that ultimately may not materialize. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Manager and the Fund’s Independent Valuation Advisor and third-party appraisers. Rapidly changing market conditions or material events may not be immediately reflected in the Fund’s daily NAV. The resulting potential disparity in the Fund’s NAV may inure to the benefit of shareholders whose shares are repurchased or new purchasers of the Common Shares, depending on whether the Fund’s published NAV per share for such class is overstated or understated. See
“
Net Asset Value.
”

Prime Single Tenant Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prime Single Tenant Risk.
The Fund depends on its tenants for revenue, and therefore the Fund’s revenue is dependent on the success and economic viability of its tenants. The Fund’s reliance on single tenants in prime single tenant properties may decrease its ability to lease vacated space and could adversely affect its income, performance, operations and ability to pay distributions. Certain of the Fund’s investments in properties will be leased out to single tenants that the Subadviser believes have favorable credit profiles and/or performance attributes supporting highly visible long-term cash flows. Adverse impacts to such tenants, businesses or operators, including as a result of changes in market or economic conditions, natural disasters, outbreaks of an infectious disease, pandemic or any other serious public health concern, political events or other factors that may impact the operation of these properties, may have negative effects on the Fund’s business and financial results.

Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Loan Risk.
The Fund may originate and selectively acquire senior mortgage loans which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. In the event of any default under a mortgage loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the profitability of the Fund.

Mezzanine Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Loan Risk.
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property.
These types of investments involve a higher degree of risk than first mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. As a result, the Fund may not recover some or all of its investment.

C M B S Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CMBS Risk.
Commercial mortgage-backed securities (
“
CMBS
”
) are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.

R M B S Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RMBS Risk.
The Fund’s investments in residential mortgage-backed securities (
“
RMBS
”
) are subject to the risks of defaults, foreclosure
timeline extension, fraud, home price depreciation and unfavorable modification of loan principal amount, interest rate and amortization of principal accompanying the underlying residential mortgage loans. In the event of defaults on the residential mortgage loans that underlie the Fund’s investments in RMBS and the exhaustion of any underlying or any additional credit support, the Fund may not realize an anticipated return on investments and may incur a loss on these investments. The Fund may also acquire non-agency RMBS, which are backed by residential property but, in contrast to agency RMBS, their principal and interest are not guaranteed by federally chartered entities such as Fannie Mae and Freddie Mac and, in the case of the Government National Mortgage Association.

Fixed Income Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Instruments Risk.
In addition to the other risks described herein, fixed income instruments are also subject to certain risks, including:
■
Issuer Risk.
The value of fixed income instruments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
■
Interest Rate Risk.
The value of the Fund’s investments may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as
“
prepayment risk.
”
When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the
Fund’s holdings may fall sharply. This is referred to as
“
extension risk.
”
The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s rate-setting policies. Interest rates are at or near historical lows, which may increase the risks associated with rising interest rates in the future. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may utilize certain strategies, including investments in derivatives, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies, if utilized, will be successful.
■
Duration Risk.
Duration measures the time-weighted expected cash flows of a security, which can determine the security’s sensitivity to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
■
Floating-Rate and Fixed-to-Floating-Rate Securities Risk.
The market value of floating-rate securities is a reflection of discounted expected cash flows based on expectations for future interest rate resets. The market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed-to-floating-rate securities in which the Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating-rate and fixed-to-floating-rate securities will decline due to lower coupon payments on floating-rate securities.
■
Prepayment Risk.
During periods of declining interest rates, the issuer of an instrument may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding instruments, which may result in a decline in the Fund’s income and distributions to shareholders. This is known as prepayment or
“
call
”
risk. Fixed income
instruments frequently have call features that allow the issuer to redeem the instrument at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (
“
call protection
”
). An issuer may choose to
redeem a fixed income instrument if, for example, the issuer can refinance the instrument at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
■
Extension Risk.
During periods of rising interest rates, an issuer could exercise its right to pay principal on an obligation held by the
Fund later than expected. Under these circumstances, the value of the obligation will decrease, and the Fund may be prevented from reinvesting in higher yielding securities.
■
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio’s current earnings rate.
■
Spread Risk.
Wider credit spreads and decreasing market values typically represent a deterioration of the fixed income instrument’s credit soundness and a perceived greater likelihood or risk of default by the issuer. Fixed income instruments generally compensate for greater credit risk by paying interest at a higher rate. The difference (or
“
spread
”
) between the yield of a security and the yield of a
benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security generally falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.
■
Credit Risk.
Credit risk is the risk that one or more fixed income instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer, the guarantor or the insurer of the instrument or any applicable counterparty may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the instruments could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
■
Refinancing Risk.
This is the risk that one or more issuers of fixed income instruments in the Fund’s portfolio may not be able to pay off their debt upon maturity. During times of extreme market stress, even creditworthy companies can have temporary trouble accessing the markets to refinance their outstanding debt, potentially leading to an inability to pay off existing bondholders, including the Fund. This could negatively affect the Fund’s NAV or overall return.

Below Investment Grade High Yield or Junk Bond Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High Yield or Junk Bond) Instruments Risk.
The Fund’s investments in below investment grade quality
securities and instruments are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Below investment grade instruments are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions. Fixed income instruments rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These investments are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest on their obligations and increase the possibility of default. The secondary market for high yield instruments may not be as liquid as the secondary market for more highly rated instruments, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield instruments than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield instruments than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high yield instruments could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade instruments, especially in a market characterized by a low volume of trading. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of instruments held by the Fund, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. In addition, default may cause the Fund to incur expenses in seeking recovery of principal and/or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities or other instruments with a value less than its original investment and/or may be subject to restrictions on the sale of such securities or instruments. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Subadviser's judgment about the credit quality of an issuer and the relative value of its instruments may prove to be wrong. Investments in below investment grade instruments may present special tax issues for the Fund, particularly to the extent that the issuers of these instruments default on their obligations pertaining thereto, and the U.S. federal income tax consequences to the Fund as a holder of such instruments, including when the Fund may stop reporting interest income or claim a loss on such instruments, may not be clear. Lower rated high yield instruments generally present the same type of risks as investments in higher rated high yield instruments. However, in most cases, these risks are of a greater magnitude because of the uncertainties of investing in an issuer undergoing financial distress. In particular, lower rated high yield instruments entail a higher risk of default. Such instruments present substantial credit risk and default is a real possibility. Such instruments may be illiquid and the prices at which such instruments may be sold may represent a substantial discount to what the Subadviser believes to be the ultimate value of such instruments.

Capital Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Capital Markets Risk.
The Fund expects to fund a portion of its private real estate investments with property-level financing. There can be no assurance that any financing will be available in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s investments and harm the Fund’s ability to operate and make distributions.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.
In the United States, inflation has accelerated in recent years as a result of global supply chain disruptions, a rise in energy prices, strong consumer spending, and other factors. Inflationary pressures have increased the costs of labor, energy, and raw materials, and have adversely affected consumer spending, economic growth, and the operations of companies in the U.S. and globally, and have resulted in a tightening of monetary policy by the U.S. Federal Reserve. Inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten further in response. Inflation could become a serious problem in the future and have an adverse impact on the Fund’s returns.
Continued inflation could have an adverse impact on the Fund’s borrowings and general and administrative expenses of the Fund, as these costs could increase at a rate higher than the Fund’s rental and other revenue. Inflation could also have an adverse effect on consumer spending, which could impact the Fund’s potential tenants’ revenues and, in turn, their ability to pay rent. In addition, leases that have a long-term duration or that include renewal options that specify a maximum rate increase may result in below-market lease rates over time, if the Fund does not accurately estimate inflation or market lease rates. Any provisions of the Fund’s leases designed to mitigate the risk of inflation and unexpected increases in market lease rates, such as periodic rental increases, may not adequately protect the Fund from the impact of inflation or unexpected increases in market lease rates. If subject to below-market lease rates on a significant number of properties pursuant to long-term leases, and operating and other expenses are increasing faster than anticipated, then the Fund’s business, financial condition, results of operations, cash flows and ability to satisfy debt service obligations or pay distributions on Common Shares could be materially adversely affected.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes.
The Fund’s investments in derivatives may be for hedging, investment or leverage purposes, or to manage interest rates or the duration of the Fund’s portfolio. Derivative transactions may subject the Fund to increased risk of principal loss due to imperfect correlation between the values of the derivatives and the underlying securities or unexpected price or interest rate movements. The use of derivatives may subject the Fund to risks, including, but not limited to:
■
Counterparty Risk.
The risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. If the
Fund’s counterparty to a derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its financial obligations may be substantially increased. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund.
■
Currency Risk.
The risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms)
of an investment.
■
Leverage Risk.
The Fund may use, among other things, reverse repurchase agreements and/or dollar rolls to add leverage to its portfolio. The risk associated with certain types of derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
■
Liquidity Risk.
The risk that certain derivative positions may be difficult or impossible to close out at the time that the Fund would like or at the price that the Fund believes the position is currently worth. This risk is heightened to the extent the Fund engages in over-the-counter derivative transactions, which are generally less liquid than exchange-traded instruments.
■
Correlation Risk.
The risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure. Furthermore, the ability to successfully use derivative instruments depend in part on the ability of the Manager and Subadviser to predict pertinent market movements, which cannot be assured.
■
Index Risk.
If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed derivatives may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
■
Regulatory Risk.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (
“
Dodd-Frank Act
”
) in the U.S. and
under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund. In addition, the Commodity Futures Trading Commission (the
“
CFTC
”
) subjects advisers to registered
investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in certain derivatives, or (ii) markets itself as providing investment exposure to such instruments. CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of
“
commodity pool operator
”
under the Commodity Exchange Act (
“
CEA
”
) with respect to a fund, provided certain
requirements are met. In order to permit the Manager and Subadviser to claim this exclusion with respect to the Fund, the Fund will limit its use of such derivatives (excluding transactions entered into for
“
bona fide hedging purposes,
”
as defined under CFTC
regulations) such that either: (i) the aggregate initial margin and premiums required to establish its derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions, or (ii) the aggregate net notional value of its derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. Additionally, the Fund will not market itself as a
“
commodity pool
”
or a
vehicle for trading such instruments. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the
CFTC, and the Manager and Subadviser have claimed an exclusion from the definition of the term
“
commodity pool operator
”
under
the CEA pursuant to Rule 4.5 under the CEA. The Manager and Subadviser are not, therefore, subject to registration or regulation as a
“
commodity pool operator
”
under the CEA in respect of the Fund.
■
Credit Default Swaps Risk
. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly.
In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery
“
crunch
”
is a distinct risk of these investments.
■
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.

Risks Related to the Funds REIT Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s REIT Status.
The Fund has elected and has qualified, and intends to continue to qualify annually, as a REIT for U.S. federal income tax purposes under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT status.

Tax Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Tax Risks of Investing in the Fund. Even if the Fund qualifies and maintains its status as a REIT, it may become subject to U.S. federal income taxes and related state and local taxes.
Failure of Financial Institutions and Sustained Financial Market Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure of Financial Institutions and Sustained Financial Market Illiquidity Risk.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-capitalized equity partners (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate banks or other fund vehicles, to undertake and/or execute co-investment transactions with us, which in turn may result in fewer co-investment opportunities being made available to us or impact our ability to provide additional follow-on support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk.
Although the Fund may utilize leverage, there can be no assurance that the Fund will do so, or that, if utilized, it will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented.
Property level debt will be incurred by operating entities held by the Fund or by joint ventures entered into by one of the Fund’s operating entities and secured by real estate owned by such operating entities. Such operating entities would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. In a non-recourse mortgage, if an operating entity were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to seek recovery from any unpaid portion of the loan from the other assets of the Fund or its subsidiaries. There are no limits under the
Investment Company Act on the amount of leverage an operating entity may incur. When such property level debt is not recourse to the
Fund, and the entity holding such debt was not formed for the purpose of avoiding the Investment Company Act limitations on leverage, the Fund will not treat such borrowings as senior securities (as defined in the Investment Company Act) for purposes of complying with the Investment Company Act’s limitations on leverage unless (i) the entity holding such debt is an entity that primarily engages in investment activities in securities or other assets and is primarily controlled by the Fund, including a Controlled Subsidiary, or (ii) the financial statements of the entity or joint venture holding such debt would be consolidated in the Fund’s financial statements. Property level debt may include covenants restricting when an operating entity held by the Fund can make distributions to the Fund. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to make distributions.
There can be no assurance that any property-level financing will be available in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s investments and harm the Fund’s ability to operate and make distributions.
The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the Fund to receive a higher current rate of return than if the Fund were not leveraged. If, however, short-term rates rise, the interest rate on borrowed money could exceed the rate of return on instruments held by the Fund, reducing returns to the Fund and the level of income available for dividends or distributions made by the Fund. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would also reduce returns to the Fund. There is no assurance that a leveraging strategy will be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Shares dividends, but also creates special risks and considerations for the common shareholders, including:
■
the likelihood of greater volatility of NAV, market price and dividend rate of Common Shares than a comparable fund without leverage;
■
the risk that fluctuations in interest rates on borrowings and short-term debt or in dividend payments on, principal proceeds distributed to, or redemption of any Preferred Shares and/or notes or other debt securities that the Fund has issued will reduce the return to the Fund;
■
magnified interest rate risk, which is the risk that the prices of certain of the portfolio investments will fall (or rise) if market interest rates for those types of investments rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations;
■
the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the
Fund were not leveraged; and
■
leverage may increase expenses (which will be borne entirely by the common shareholders), which may reduce the Fund’s NAV and the total return to common shareholders.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk.
The Manager and Subadviser serve as adviser or subadvisers to other vehicles that have the same or similar investment objectives and investment strategies to those of the Fund. As a result, the Manager and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts. Conflicts of interest exist or could arise in the future as a result of the relationships between the Fund and its affiliates, on the one hand, and the Fund’s wholly-owned operating partnership or any partner thereof, on the other. For further information on potential conflicts of interest, see
“
Conflicts of Interest.
”

Allocation of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation of Investment Opportunities Risk.
Certain other existing or future funds, investment vehicles and accounts managed by the
Manager and its affiliates and PGIM affiliated proprietary entities invest in securities, properties and other assets in which the Fund may seek to invest. Allocation of identified investment opportunities among the Fund, the Manager and other PGIM affiliated investment vehicles presents inherent conflicts of interest where demand exceeds available supply. While the Manager believes it is likely that there will be some overlap of investment opportunities for the Fund and other PGIM affiliated investment vehicles and PGIM affiliated proprietary accounts from time to time, the Fund’s stock of investment opportunities may be materially affected by competition from other PGIM affiliated investment vehicles and PGIM affiliated proprietary entities. Investors should note that the conflicts inherent in making such allocation decisions will not always be resolved in favor of the Fund. PGIM Real Estate has a rotational policy which is designed to provide fair and equitable deal flow to each of our active accounts and funds for which we manage investments. Any account pursuing a real estate investment will take part in PGIM Real Estate’s allocation queue for the respective region (U.S., Latin
America, Asia, Europe) (each, an
“
Eligible Account
”
). The allocation queue is a standard rotational system that determines fund priority in deal allocation.

See
“
Investment Objectives and Strategies — Allocation of Investment Opportunities
”
and
“
Conflicts of Interest.
”

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Best Efforts Offering Risk.
This offering is being made on a
“
best efforts
”
basis, meaning the Distributor and broker-dealers participating in the offering are only required to use their best efforts to sell shares and have no firm commitment or obligation to sell any of the shares. Even though the Fund has acquired the initial portfolio, such portfolio by itself is not diversified. Further, if the Distributor is unable to raise substantial funds in this offering, the Fund’s Board may seek the approval of the Fund’s shareholders to sell all or substantially all of the Fund’s assets and dissolve the Fund. In the event of the liquidation, dissolution or winding up of the Fund, shareholders are entitled to receive the then-current NAV per share of the assets legally available for distribution to the Fund’s shareholders, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon.

Periodic Tender Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Periodic Tender Offer Risk.
The Fund intends, but is not obligated, to conduct quarterly tender offers to repurchase up to 5.0% of the
Common Shares then outstanding in the sole discretion of the Board. In any given quarter, the Manager may or may not recommend to the Board that the Fund conduct a tender offer, and even if the Manager does recommend to the Board that the Fund conduct a tender offer, the Board may not approve such recommendation. For example, if adverse market conditions cause the Fund’s traded securities to become illiquid or trade at depressed prices or if the Manager and/or Board believe that conducting a tender offer for 5.0% of the
Common Shares then outstanding would impose an undue burden on common shareholders who do not tender compared to the benefits of giving common shareholders the opportunity to sell all or a portion of their Common Shares at net asset value, the Manager may choose not to recommend a tender offer or may recommend a tender offer for less than 5.0% of the Common Shares then outstanding. Accordingly, there may be periods during which no tender offer is made.
If the Fund does conduct tender offers, it may be required to sell its more liquid, higher quality traded securities to purchase the shares of Common Shares that are tendered, which may increase risks for remaining common shareholders and increase Fund expenses as a percent of assets. Further, such sales may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund may, subject to its investment restriction with respect to leverage, utilize leverage to finance the repurchase of Common Shares pursuant to any tender offers. There can be no assurance, however, that the Fund will be able to obtain such financing for tender offers if it attempts to do so. The use of leverage to finance the repurchase of Common Shares will further increase the Fund’s expenses borne by shareholders of the Fund, in addition to the increase in expenses per share that will result from having a smaller base of assets after any such tender offers over which to spread fixed expenses. The Fund is designed primarily for long-term investors and an investment in the Common Shares should be considered illiquid. While the Fund intends to conduct quarterly tender offers, the Fund is not required to do so and may amend, suspend or terminate such tender offers at any time.
Investors have no right to require the Fund to redeem their Common Shares.
The exchange of shares of Common Shares for cash pursuant to a tender offer will generally be a taxable transaction for U.S. federal income tax purposes. See
“
Certain U.S. Federal Income Tax Considerations — Taxation of U.S. Holders of The Fund’s Common Shares
— Repurchases of The Fund’s Common Shares
”
and
“
Certain U.S. Federal Income Tax Considerations — Taxation of Non-U.S. Holders
of The Fund’s Common Shares — Repurchases of The Fund’s Common Shares.
”

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
Certain provisions of the Fund’s charter and bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. These provisions may inhibit a change of control in circumstances that could give the shareholders the opportunity to realize a premium over the value of the Common Shares.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Fee Risk.
The Incentive Fee may create an incentive for the Manager to make investments in order to maximize Portfolio
Operating Income under the Incentive Fee even if such investments may not benefit the Fund’s NAV, cause us to use more leverage than it otherwise would in the absence of the Incentive Fee or to otherwise make riskier investments on the Fund’s behalf. While the
Board does not monitor specific investment decisions by the Manager and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the Investment Company Act (relating to future determinations as to whether to renew the investment management agreement with the Manager), considers whether the
Incentive Fee is fair and reasonable.

Payment of Management and Incentive Fees in Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment of Management and Incentive Fees in Stock Risk.
The Fund intends to apply for exemptive relief from the SEC to permit the
Fund to pay the Manager all or a portion of its Management Fee and Incentive Fee in shares of Common Shares in lieu of paying the
Manager an equivalent amount of such fees in cash, which would dilute third party ownership interests in the Fund. Exemptive relief that has not been granted is subject to SEC approval, and there is no assurance the SEC will grant the requested relief.

Non-U.S. Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Investment Risk.
The Fund may invest in real estate located outside of the United States and real estate debt issued in, and/or backed by real estate in, countries outside the United States, including Asia, Europe and Latin America. Non-U.S. real estate and real estate-related investments involve certain factors not typically associated with investing in real estate and real estate-related investments in the U.S., including risks relating to (i) currency exchange matters; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between U.S. and non-U.S. real estate markets, including potential price volatility in and relative illiquidity of some non-U.S. markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and differences in government supervision and regulation;
(v) certain economic, social and political risks; (vi) the possible imposition of non-U.S. taxes on income and gains and gross sales or other proceeds recognized with respect to such investments; (vii) differing and potentially less well-developed or well-tested corporate laws regarding stakeholder rights, creditors’ rights (including the rights of secured parties), fiduciary duties and the protection of investors; (viii) different laws and regulations including differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign investors; (x) less publicly available information; (xi) obtaining or enforcing a court judgement abroad; (xii) restrictions on foreign investment in other jurisdictions; and (xiii) difficulties in effecting repatriation of capital.

Property Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Property Manager Risk.
The Manager will hire property managers to manage the Fund’s properties and leasing agents to lease vacancies in the Fund’s properties. These property managers may be affiliates of partners in joint ventures that the Fund enter into. The property managers have significant decision-making authority with respect to the management of the Fund’s properties. The Fund’s ability to direct and control how its properties are managed on a day-to-day basis may be limited because it engages other parties to perform this function. Thus, the success of the Fund’s business may depend in large part on the ability of its property managers to manage the day-to-day operations and the ability of our leasing agents to lease vacancies in the Fund’s properties. Any adversity experienced by, or problems in our relationship with, the Fund’s property managers or leasing agents could adversely impact the operation and profitability of the Fund’s properties.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk.
The Fund is susceptible to operational, information security and other risks related to the use of technology, computer systems and the Internet to conduct business. These risks, which are often collectively referred to as
“
cyber security
”
risks,
may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from the Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), Subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the Fund invests, may cause significant disruptions in the business operations of the Fund. Potential impacts may include, but are not limited to, potential financial losses for the Fund and the issuers’
securities, the inability of shareholders to conduct transactions with the Fund, an inability of the Fund to calculate NAV, and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Fund shareholders, cyber security failures by the Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the Fund, and reputational damage. The
Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the Fund and its service providers and Subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the Subadviser, and the issuers in which the Fund invests.

Risks Related to the Funds REIT Status1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s REIT Status

If the Fund does not continue to qualify as a REIT, it will be subject to tax as a regular corporation and could face a substantial tax liability.
The Fund currently operates so as to continue to qualify as a REIT under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT status. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for us to continue to qualify as a REIT. If the Fund fails to continue to qualify as a REIT in any tax year, then:
■
the Fund would be taxed as a regular domestic corporation, which under current laws, among other things, means being unable to deduct distributions to shareholders in computing taxable income and being subject to federal income tax on our taxable income at regular corporate income tax rates;
■
any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s book value;
■
unless the Fund were entitled to relief under applicable statutory provisions, it would be required to pay taxes, and therefore, our cash available for distribution to shareholders would be reduced for each of the years during which the Fund does not qualify as a REIT and for which it had taxable income; and
■
the Fund generally would not be eligible to requalify as a REIT for the subsequent four full taxable years.
To maintain the Fund’s REIT status, the Fund may have to borrow funds on a short-term basis during unfavorable market conditions.
To continue to qualify as a REIT, the Fund generally must distribute annually to shareholders a minimum of 90% of our net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income each year. Additionally, the Fund will be subject to a 4%
nondeductible excise tax on any amount by which distributions paid by the Fund in any calendar year are less than the sum of 85% of our ordinary income, 95% of capital gain net income and 100% of undistributed income from previous years. Payments the Fund makes to shareholders under the share repurchase plan will not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve our REIT status for any year or to avoid taxation, the
Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These options could increase our costs or reduce the Fund’s equity.
Compliance with REIT requirements may cause the Fund to forego otherwise attractive opportunities, which may hinder or delay the Fund’s ability to meet its investment objectives and reduce overall return.
To continue to qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of the
Fund’s, the nature and diversification of assets, the ownership of stock and the amounts distributed to shareholders. Compliance with the REIT requirements may impair our ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.
Compliance with REIT requirements may force the Fund to liquidate or restructure otherwise attractive investments.
To continue to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of the Fund’s investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities (other than securities that qualify for the straight debt safe harbor) of any one issuer or more than 10% of the value of the outstanding securities of more than any one issuer unless the Fund and such issuer jointly elect for such issuer to be treated as a
“
taxable REIT subsidiary
”
under the Code. Debt will generally meet the
“
straight debt
”
safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on the profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, and no more than 20% of the value of the Fund’s assets may be represented by securities of one or more taxable REIT subsidiaries. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of a portion of the Fund’s assets within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions in order to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from our portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s and amounts available for distribution to shareholders.
The Fund’s charter does not permit any person or group to own more than 9.8% in value or number of shares, whichever is more restrictive, of the Fund’s outstanding Common Shares or of the aggregate of the outstanding capital stock of all classes or series, and attempts to acquire the Fund’s Common Shares or the Fund’s capital stock of all other classes or series in excess of these 9.8% limits would not be effective without an exemption (prospectively or retroactively) from these limits by our board of directors.
For the Fund to continue to qualify as a REIT under the Code, not more than 50% of the value of its outstanding stock may be owned, directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year. For the purpose of assisting the Fund’s qualification as a REIT for U.S. federal income tax purposes, among other purposes, the Fund’s charter prohibits beneficial or constructive ownership by any person or group of more than 9.8%, in value or number of shares, whichever is more restrictive, of the outstanding shares of the Fund’s outstanding Common Shares, or 9.8% in value or number of shares, whichever is more restrictive, of the aggregate of the outstanding capital stock of all classes or series, which we refer to as the
“
Ownership Limit.
”
The constructive ownership rules under the Code and the Fund’s charter are complex and may cause shares of the outstanding Common Shares or capital stock owned by a group of related persons to be deemed to be constructively owned by one person. As a result, the acquisition of less than 9.8% of the Fund’s outstanding Common Shares or the Fund’s capital stock by a person could cause another person to constructively own in excess of 9.8% of our outstanding Common Shares or the Fund’s capital stock, respectively, and thus violate the Ownership Limit. There can be no assurance that the Fund’s board of directors, as permitted in the charter, will not decrease this Ownership Limit in the future. Any attempt to own or transfer shares of the Common
Shares or capital stock in excess of the Ownership Limit without the consent of our board of directors will result in the transfer being void.
The Ownership Limit may have the effect of precluding a change in control of us by a third party, even if such change in control would be in the best interests of shareholders or would result in receipt of a premium to the price of the Common Shares (and even if such change in control would not reasonably jeopardize our REIT status). The exemptions to the Ownership Limit granted to date may limit our board of directors’ power to increase the Ownership Limit or grant further exemptions in the future.
Our board of directors is authorized to revoke our REIT election without shareholder approval, which may cause adverse consequences to shareholders.
The Fund’s charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify, or attempt to qualify, as a REIT. Our board of directors has certain statutory duties to the Fund and could only cause such changes in our tax treatment if it determines in good faith that such changes are in our best interests. In this event, the
Fund would become subject to U.S. federal income tax on our taxable income and the Fund would no longer be required to distribute most of the Fund’s net income to shareholders, which may cause a reduction in the total return to shareholders.

Tax Risks of Investing in the Fund1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks of Investing in the Fund

Non-U.S. holders may be subject to U.S. federal income tax upon their disposition of shares of the Fund’s Common Shares or upon their receipt of certain distributions from us.
In addition to any potential withholding tax on ordinary dividends, a non-U.S. holder (as such term is defined below under
“
Certain
U.S. Federal Income Tax Considerations — Taxation of U.S. Holders of The Fund’s Common Shares
”
), other than a
“
qualified
shareholder
”
or a
“
qualified foreign pension fund,
”
that disposes of a
“
U.S. real property interest
”
(
“
USRPI
”
) (which includes shares of
stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign
Investment in Real Property Tax Act of 1980, as amended (
“
FIRPTA
”
), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a REIT that is
“
domestically controlled.
”
Generally, a REIT is domestically controlled if less
than 50% of its stock, by value, has been owned directly or indirectly by non-U.S. persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the REIT’s existence, determined by looking through pass through entities and certain U.S. corporations, among others. The Fund cannot assure you that it currently qualifies as a domestically controlled
REIT or that it will qualify as a domestically controlled REIT at any time in the future. If the Fund were to fail to so qualify, amounts received by a non-U.S. holder on certain dispositions of shares of the Common Shares (including a repurchase) would be subject to tax under FIRPTA, unless (i) shares of Common Shares were regularly traded on an established securities market and (ii) the
non-U.S. holder did not, at any time during a specified testing period, hold more than 10% of the Common Shares. See
“
Certain
U.S. Federal Income Tax Considerations — Taxation of Non-U.S. Holders of The Fund’s Common Shares — Sales of The Fund’s
Common Shares.
”
A non-U.S. holder other than a
“
qualified shareholder
”
or a
“
qualified foreign pension fund,
”
that receives a distribution from a REIT that
is attributable to gains from the disposition of a USRPI as described above, including in connection with a repurchase of the Common
Shares, is generally subject to U.S. federal income tax under FIRPTA to the extent such distribution is attributable to gains from such disposition, regardless of whether the difference between the fair market value and the tax basis of the USRPI giving rise to such gains is attributable to periods prior to or during such non-U.S. holder’s ownership of the Common Shares. In addition, a repurchase of the
Common Shares, to the extent not treated as a sale or exchange, may be subject to withholding as an ordinary dividend. See
“
Certain
U.S. Federal Income Tax Considerations — Taxation of Non-U.S. Holders of The Fund’s Common Shares — Distributions, and —
Repurchases of the Fund’s Common Shares.
”
The Manager and the Subadviser seek to act in the best interests of the Fund as a whole and not in consideration of the particular tax consequences to any specific holder of our stock. Potential non-U.S. holders should inform themselves as to the U.S. tax consequences, and the tax consequences within the countries of their citizenship, residence, domicile, and place of business, with respect to the purchase, ownership and disposition of shares of the Common Shares.
Investments outside the United States may subject us to additional taxes and could present additional complications to our ability to satisfy the REIT qualification requirements.
Non-U.S. investments may subject us to various non-U.S. tax liabilities, including withholding taxes. In addition, operating in functional currencies other than the U.S. dollar and in environments in which real estate transactions are typically structured differently than they are in the United States or are subject to different legal rules may present complications to our ability to structure non-U.S. investments in a manner that enables us to satisfy the REIT qualification requirements.
The Fund may incur tax liabilities that would reduce our cash available for distribution to you.
Even if the Fund qualifies and maintain our status as a REIT, the Fund may become subject to U.S. federal income taxes and related state and local taxes. For example, net income from the sale of properties that are
“
dealer
”
properties sold by a REIT (a
“
prohibited
transaction
”
under the Code) will be subject to a 100% tax. The Fund may not make sufficient distributions to avoid excise taxes applicable to REITs. Similarly, if the Fund were to fail an income test (and did not lose our REIT status because such failure was due to reasonable cause and not willful neglect) the Fund would be subject to tax on the income that does not meet the income test requirements. The Fund also may decide to retain net capital gain the Fund earns from the sale or other disposition of the Fund’s investments and pay income tax directly on such income. In that event, shareholders would be treated as if they earned that income and paid the tax on it directly.
However, shareholders that are tax-exempt, such as charities or qualified pension plans, would have no benefit from their deemed payment of such tax liability unless they file U.S. federal income tax returns and thereon seek a refund of such tax. The Fund also may be subject to state and local taxes on the Fund’s or property, including franchise, payroll, mortgage recording and transfer taxes, either directly or at the level of the other companies through which we indirectly own the Fund’s assets, such as our taxable REIT subsidiaries, which are subject to full U.S. federal, state, local and foreign corporate-level income taxes. Any taxes the Fund pays directly or indirectly will reduce our cash available for distribution to you.
You may have current tax liability on distributions you elect to reinvest in the Fund’s Common Shares.
If you participate in our distribution reinvestment plan, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in shares of the Common Shares to the extent the amount reinvested was not a tax-free return of capital. Therefore, unless you are a tax-exempt entity, you may be required to use funds from other sources to pay your tax liability on the reinvested dividends.
Generally, ordinary dividends payable by REITs do not qualify for reduced U.S. federal income tax rates.
Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate U.S. shareholders is 20%.
Dividends payable by REITs, however, generally are not eligible for the reduced rate. Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividends could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the shares of REITs, including the Common Shares. However, under tax reform legislation under the Tax Cuts and Jobs Act (the
“
Tax Reform Bill
”
), commencing with taxable years beginning on or
after January 1, 2018 and continuing through 2025, individual taxpayers may be entitled to claim a deduction in determining their taxable income of 20% of ordinary REIT dividends (dividends other than capital gain dividends and dividends attributable to certain qualified dividend income received by us), which temporarily reduces the effective tax rate on such dividends. See
“
Certain U.S. Federal
Income Tax Considerations — Taxation of U.S. Holders of The Fund’s Common Shares — Distributions Generally.
”
You are urged to
consult with your tax advisor regarding the effect of this change on your effective tax rate with respect to REIT dividends.
The Fund may be subject to adverse legislative or regulatory tax changes that could increase our tax liability, reduce our operating flexibility and reduce the price of the Fund’s Common Shares.
In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of U.S. federal income tax laws applicable to investments similar to an investment in shares of the Common Shares. Additional changes to the tax laws are likely to continue to occur, and the Fund cannot assure you that any such changes will not adversely affect the taxation of shareholders. Any such changes could have an adverse effect on an investment in shares or on the market value or the resale potential of the Fund’s assets. You are urged to consult with your tax advisor with respect to the impact of recent legislation on your investment in shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in shares.
Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. As a result, the Fund’s charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to continue to qualify as a REIT. The impact of tax reform on an investment in shares is uncertain. Prospective investors should consult their own tax advisors regarding changes in tax laws.
In addition, unilateral or internationally agreed or disputed changes in international tax policy, laws or regulations or in the policies or positions of relevant tax authorities, including U.S. tax authorities and the application of tariffs or other U.S. executive actions regarding the dispute, application, administration or interpretation of tax laws, regulations or treaties, could also increase the taxes or levies
(including tariffs) payable by us or in respect of our assets and tenants, possibly with retroactive effect or could otherwise have a material impact on international financial or governmental agreements and arrangements or international economic conditions, each of which could negatively impact our business.
The failure of a mezzanine loan to qualify as a real estate asset could adversely affect our ability to continue to qualify as a REIT.
The Fund may acquire mezzanine loans, for which the United States Internal Revenue Service (the
“
IRS
”
) has provided a safe harbor
but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to continue to qualify as a REIT.
If our operating partnership failed to continue to qualify as a partnership or is not otherwise disregarded for U.S. federal income tax
purposes, the Fund would cease to continue to qualify as a REIT.
If the IRS were to successfully challenge the status of our operating partnership as a partnership or disregarded entity for U.S. federal income tax purposes, it would be taxable as a corporation. In the event that this occurs, it would reduce the amount of distributions that the Fund’s operating partnership could make to the Fund. This would also result in our failing to continue to qualify as a REIT and becoming subject to a corporate-level tax on the Fund’s, which would substantially reduce our cash available to pay distributions and the yield on your investment.

Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[4]	0.27%
Distribution/Servicing Fees [Percent]	[5]	0.00%
Incentive Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	0.00%
Other Annual Expense 2 [Percent]	[8]	0.00%
Other Annual Expenses [Percent]	[9]	1.02%
Total Annual Expenses [Percent]		2.29%
Waivers and Reimbursements of Fees [Percent]	[10]	(0.52%)
Net Expense over Assets [Percent]		1.77%
Expense Example [Table Text Block]
Class I Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class I Shares and assuming (i) total annual expenses of net assets attributable to the Class I Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at net asset value and (iv) application of the Expense Limitation and Reimbursement Agreement through the
ELRA Period:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$38	$56	$107	$250
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 38
Expense Example, Years 1 to 3		56
Expense Example, Years 1 to 5		107
Expense Example, Years 1 to 10		$ 250
General Description of Registrant [Abstract]
NAV Per Share				$ 28.58	$ 26.86	$ 24.98
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I
Outstanding Security, Authorized [Shares]			550,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			7,329,322.844
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[4]	0.27%
Distribution/Servicing Fees [Percent]	[5]	0.00%
Incentive Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	0.25%
Other Annual Expense 2 [Percent]	[8]	0.00%
Other Annual Expenses [Percent]	[9]	174.88%
Total Annual Expenses [Percent]		176.40%
Waivers and Reimbursements of Fees [Percent]	[10]	(174.38%)
Net Expense over Assets [Percent]		2.02%
Expense Example [Table Text Block]
Class D Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class D Shares and assuming (i) total annual expenses of net assets attributable to the Class D Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at net asset value and (iv) application of the Expense Limitation and Reimbursement Agreement through the
ELRA Period:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$41	$63	$1,027	$1,027
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 41
Expense Example, Years 1 to 3		63
Expense Example, Years 1 to 5		1,027
Expense Example, Years 1 to 10		$ 1,027
General Description of Registrant [Abstract]
NAV Per Share				28.56	26.84	24.97
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D
Outstanding Security, Authorized [Shares]			99,999,875
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,067.891
Class T Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[4]	0.27%
Distribution/Servicing Fees [Percent]	[5]	0.60%
Incentive Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	0.25%
Other Annual Expense 2 [Percent]	[8]	0.00%
Other Annual Expenses [Percent]	[9]	177.14%
Total Annual Expenses [Percent]		179.26%
Waivers and Reimbursements of Fees [Percent]	[10]	(176.64%)
Net Expense over Assets [Percent]		2.62%
Expense Example [Table Text Block]
Class T Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class T Shares and assuming (i) the maximum sales load (ii) total annual expenses of net assets attributable to the Class T Shares remains the same, (iii) a 5% annual return, (iv) reinvestment of all dividends and distributions at net asset value and (v) application of the Expense Limitation and
Reimbursement Agreement through the ELRA Period:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$81	$114	$1,042	$1,042
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 81
Expense Example, Years 1 to 3		114
Expense Example, Years 1 to 5		1,042
Expense Example, Years 1 to 10		$ 1,042
General Description of Registrant [Abstract]
NAV Per Share				28.47	26.77	24.95
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class T
Outstanding Security, Authorized [Shares]			250,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,055.844
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[4]	0.27%
Distribution/Servicing Fees [Percent]	[5]	0.60%
Incentive Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[7]	0.25%
Other Annual Expense 2 [Percent]	[8]	0.00%
Other Annual Expenses [Percent]	[9]	177.14%
Total Annual Expenses [Percent]		179.26%
Waivers and Reimbursements of Fees [Percent]	[10]	(176.64%)
Net Expense over Assets [Percent]		2.62%
Expense Example [Table Text Block]
Class S Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class S Shares and assuming (i) total annual expenses of net assets attributable to the Class S Shares remains the same, (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at net asset value and (iv) application of the Expense Limitation and Reimbursement Agreement through the
ELRA Period:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$47	$81	$1,043	$1,043
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Expense Example, Year 01		$ 47
Expense Example, Years 1 to 3		81
Expense Example, Years 1 to 5		1,043
Expense Example, Years 1 to 10		$ 1,043
General Description of Registrant [Abstract]
NAV Per Share				$ 28.47	$ 26.77	$ 24.95
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class S
Outstanding Security, Authorized [Shares]			100,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,055.844
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series A Preferred
Outstanding Security, Authorized [Shares]			125
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			125,000
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Shares of Common Shares
Security Dividends [Text Block]
Distributions
Distributions may be paid to common shareholders if, as and when authorized by the Board and declared by the Fund out of assets legally available therefor. The amount of dividends and other distributions may vary among the classes of Common Shares based on their NAV per share and differing fees and other expenses.
If any shares of Preferred Shares, such as the Series A Preferred Shares, are outstanding, common shareholders generally will not be entitled to receive any distributions from the Fund unless (1) the Fund has paid all accumulated dividends on the Preferred Shares,
(2) the Fund has redeemed the full number of shares of Preferred Shares required to be redeemed by any provision for mandatory redemption of such Preferred Shares, (3) immediately after such a distribution, the Fund has an asset coverage of at least 200%, (4) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable nationally recognized statistical rating organization (
“
NRSRO
”
), in each case, after giving effect to such a distribution and (5) there is no event of default existing under the terms of any of the Fund’s borrowings, in each case, after giving effect to such distributions.
So long as senior securities representing indebtedness of the Fund are outstanding, shareholders generally will not be entitled to receive any distributions from the Fund unless (1) there is no event of default existing under the terms of such indebtedness, (2) immediately after such a distribution, the Fund has an asset coverage of at least 300% and (3) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable NRSRO, in each case, after giving effect to such a distribution.

Security Voting Rights [Text Block]
Voting Rights
Each outstanding share of Common Shares generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s shareholders, including the election of directors. The presence in person or by proxy of shareholders entitled to cast a majority of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s shareholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Fund’s charter requires a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the shareholders entitled to cast a majority of all the votes entitled to be cast by shareholders of each such class of stock on such a matter will constitute a quorum.
There is no cumulative voting in the election of directors. Consequently, at any meeting of the Fund’s shareholders called for the purpose of electing directors, the holders of a majority of the outstanding shares Common Shares entitled to vote will be able to elect all of the nominees for director, except that holders of a majority of the outstanding shares of Preferred Shares will have the right, voting as a separate class, to elect two directors at all times.

Security Liquidation Rights [Text Block]
Liquidation Rights
The Fund’s shareholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s shareholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the
Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any
Preferred Shares.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares

[1]	Prudential Investment Management Services LLC (the “Distributor”) is the principal underwriter and distributor of the Common Shares and serves in that capacity on a “best efforts” basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to Class T Shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class T Shares are subject to a sales load of up to 3.5% of the total offering price (including sales load). Class I Shares, Class D Shares and Class S Shares are each not subject to a sales load; however, investors could be required to pay brokerage commissions on purchases and sales of such shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of Common Shares. See “Purchase of Shares — Sales Loads.”
[2]	A 2.0% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s shares by the Fund at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares (on a “first in-first out” basis). An early repurchase fee payable by a shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any shareholder.
[3]	Pursuant to an investment management agreement, the Manager receives a Management Fee, payable monthly in arrears at an annual rate of 1.00% of the average daily value of the Fund’s net assets.
[4]	The table assumes the Fund (including by the Fund’s consolidated subsidiaries) does not use entity-level leverage. To the extent the Fund does use such leverage, the Fund would bear interest and other costs associated with leverage (the figure in the table does include expenses associated with the Fund’s credit facility, such as the amortization of costs obtaining borrowings and unused commitment fees). In addition, the Fund expects that its unconsolidated operating entities will use borrowings, the costs of which will be indirectly borne by the Fund’s shareholders. See “Leverage.”
[5]	The Fund also pays the Distributor a Distribution Fee pursuant to its 12b-1 Plan that is payable monthly and accrued daily at an annualized rate of 0.60% of the net assets of the Fund attributable to Class S Shares and Class T Shares. The Distribution Fee is for the sale and marketing of the Class S Shares and Class T Shares and to reimburse the Distributor for related expenses incurred. All or a portion of the Distribution Fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services that are not required to be paid pursuant to a service fee under Financial Industry Regulatory Authority (“FINRA”) rules. The Distributor generally will pay all or a portion of the Distribution Fee to the Selling Agents that sell Class S and Class T Shares. Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan.
[6]	Pursuant to an investment management agreement, the Manager will receive an incentive fee calculated and payable quarterly in arrears in an amount equal to 10% of the Fund’s Portfolio Operating Income for the immediately preceding quarter. No incentive fee on Portfolio Operating Income will be payable in any calendar quarter in which the Fund did not achieve a 5% Total Return over the trailing 12-month period. Actual Portfolio Operating Income may be higher or lower. As the Fund cannot predict whether it will meet the necessary performance target, no Incentive Fee is assumed for this chart. The Fund expects the Incentive Fee it pays to increase to the extent the Fund earns greater income through its investments. The Manager has contractually agreed to waive any incentive fee it was entitled to receive through the Waiver Period. If such fee waiver were not in place during the year ended December 31, 2024, the Manager would have received an incentive fee of 0.45%. See “Management and Advisory Arrangements” for more information concerning the Incentive Fee.
[7]	The Fund pays the Distributor a Servicing Fee pursuant to its 12b-1 Plan that is payable monthly and accrued daily at an annualized rate of 0.25% of the net assets of the Fund attributable to Class S Shares, Class T Shares and Class D Shares. The Servicing Fee is for personal services provided to shareholders and/or the maintenance of shareholder accounts and to reimburse the Distributor for related expenses incurred. The Distributor generally will pay (or “reallow”) all or a portion of the Servicing Fee to the Selling Agents that sell Class S Shares, Class T Shares and Class D Shares. The Servicing Fee is governed by the Fund’s Distribution and Service Plan.
[8]	Represents estimated fees and expenses related to property management, including real estate/property taxes, disposition expenses, any other expenses related to investments in real property by the Fund’s consolidated subsidiaries, if applicable. In addition, the Fund expects that its unconsolidated operating entities will incur property management, disposition and other expenses related to investments in real property, the costs of which will be indirectly borne by the Fund’s shareholders. The Fund’s real estate operating subsidiaries expect in the future to hire affiliated loan servicing managers (who could also be joint venture partners for an investment) at prevailing market rates to perform management and specialized services for the Fund’s loan investments.
[9]	“Other Expenses” are estimated based on average Fund net assets of approximately $139 million and anticipated expenses for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, preferred shares dividends, filing fees, printing fees, administration fees, custody fees, director fees and insurance costs.
[10]	Pursuant to an Expense Limitation and Reimbursement Agreement, the Manager has contractually agreed to waive its fees and/or reimburse expenses of the Fund through August 15, 2028 (the “ELRA Period”) so that the Fund’s Specified Expenses will not exceed 0.50% of net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Manager, but only if and to the extent that Specified Expenses are less than 0.50% of net assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within three years after the date the Manager waived or reimbursed such fees or expenses. This arrangement cannot be terminated without the consent of the Fund’s Board prior to the end of the ELRA Period. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and offering costs (other than Initial Organization and Offering Costs, which will be paid directly by PGIM Investments and its affiliates), with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) the Servicing Fee, (iv) the Distribution Fee, (v) property level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (as determined in the sole discretion of the Manager).